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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

Item 1 - Report to Shareholders
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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

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Fund Report
For the six months ended April 30, 2006

               TOTAL RETURN FOR THE 6 MONTHS ENDED APRIL 30, 2006

                                            MORGAN
                                            STANLEY         LIPPER
                                            CAPITAL      INTERNATIONAL
                                         INTERNATIONAL    LARGE-CAP
                                          (MSCI) EAFE     CORE FUNDS
CLASS A   CLASS B    CLASS C   CLASS D      INDEX(1)       INDEX(2)
-------   -------    -------   -------   -------------   -------------
23.50%     23.04%     23.10%    23.71%        22.89%         23.63%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Although the "Goldilocks" scenario (a "just right" pace of economic growth) has been somewhat dampened by higher oil prices, increasing geopolitical risks, and rising bond yields and rates, global corporate earnings growth forecasts for 2006 and 2007 were solid in all regions, and U.S. first quarter earnings were again above expectations.

Against this backdrop, international equities were strong for the six-month period ended April 30, 2006, with strong currency moves augmenting gains. During this period, Japanese equities posted a particularly solid return, and the yen gained about 2 percent. During the first quarter, the Bank of Japan announced a gradual end to quantitative easing -- but reaffirmed a slow approach to normalizing interest rates. Japanese economic numbers were mixed, but generally positive. Economic consensus 2006 GDP numbers have risen, business and consumer confidence remain at high levels and inflation data has improved.

Euro area equities rose briskly as well, and the euro rose 5.2 percent. In Germany, April business surveys continued to make new cycle highs, industrial production rose above expectations, and yet core inflation data remained favorable. That said, March retail sales in France and Germany were below expectations, and Continental job growth was sluggish. United Kingdom equities also advanced at a good pace, though somewhat short of the euro area, and the sterling was up 2.7 percent.

Emerging markets led the developed markets, broadly speaking. While the Asia ex-Japan region did not match the performance of the emerging markets, the former delivered good results as well, with mixed currency returns. China benefited from robust year-over-year growth and increased fixed investment. The tightening of bank lending rates by China in April was -- we believe -- an attempt to refocus lending and growth to the consumer and a precaution against speculative overinvestment.

PERFORMANCE ANALYSIS

Morgan Stanley International Fund Class A, B and C shares outperformed the Morgan Stanley Capital International (MSCI) EAFE Index and underperformed the Lipper International Large-Cap Core Funds Index, while Class D shares outperformed both indexes for the six months ended April 30, 2006, assuming no deduction of applicable sales charges.

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The largest positive contributors to relative performance were the Fund's overweight to Japan relative to the MSCI EAFE Index and exposure to emerging markets. Unlike the MSCI EAFE Index, which does not include emerging markets, the Fund included a modest stake in these countries. As of the close of the period, emerging markets represented about 5.5 percent of holdings.

The relative underweight to the United Kingdom and Continental Europe produced mixed results. The strength of both sterling and the euro hurt portfolio performance. (Because U.S. investors such as the Fund purchase shares of foreign stocks in local currencies, the investments are subject to fluctuations in currency exchange rates. If a foreign currency rises relative to the U.S. dollar, the cost to the U.S. investor increases, which detracts from the investors' total return.)

For the six-month period, the Fund's investment strategy did not change materially. The portfolio was fully invested and remained focused on Japan and Asia. The Fund's positioning reflected our belief that Japan is in the early stages of reflation and that the upside to economic growth and earnings may still be underestimated. We were encouraged by Japan's constructive monetary stance, combined with the political pragmatism of Prime Minister Koizumi (that is, less taxes and smaller government).

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

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TOP 10 HOLDINGS

BP PLC                                 2.0%
Toyota Motor Corp                      1.9
GlaxoSmithKline PLC                    1.4
Mitsubishi UFJ Financial Group, Inc.   1.2
HSBC Holdings PLC                      1.2
Total S.A.                             1.2
Nestle S.A. (Registered Shares)        1.1
Vodafone Group PLC                     1.1
UBS AG (Registered Shares)             1.0
Royal Dutch Shell PLC (A Shares)       1.0

TOP FIVE COUNTRIES

Japan                                 29.7%
United Kingdom                        19.8
Germany                                9.5
France                                 7.7
Switzerland                            5.5

DATA AS OF APRIL 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN A DIVERSIFIED PORTFOLIO OF INTERNATIONAL COMMON STOCKS AND OTHER EQUITY SECURITIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., USES A "TOP-DOWN" APPROACH THAT EMPHASIZES COUNTRY AND SECTOR SELECTION AND WEIGHTINGS OVER INDIVIDUAL STOCK SELECTION.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS

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(publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC,
WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

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PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2006

                   CLASS A SHARES*    CLASS B SHARES**   CLASS C SHARES+   CLASS D SHARES++
                  (SINCE 06/28/99)   (SINCE 06/28/99)   (SINCE 06/28/99)   (SINCE 06/28/99)
SYMBOL                  INLAX              INLBX              INLCX              INLDX
---------------   ----------------   ----------------   ----------------   ----------------
1 YEAR                35.53%(3)          34.51%(3)          34.59%(3)          35.97%(3)
                      28.42(4)           29.51(4)           33.59(4)              --
5 YEARS                8.79(3)            7.94(3)            7.98(3)            9.02(3)
                       7.62(4)            7.64(4)            7.98(4)              --
SINCE INCEPTION        5.66(3)            4.85(3)            4.88(3)            5.90(3)
                       4.83(4)            4.85(4)            4.88(4)              --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

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Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/05 - 04/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING        ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     11/01/05 -
                                                     11/01/05        04/30/06         04/30/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (23.50% return)                              $1,000.00       $1,235.00          $ 7.20
Hypothetical (5% annual return before expenses)     $1,000.00       $1,018.35          $ 6.51

CLASS B
Actual (23.04% return)                              $1,000.00       $1,230.40          $11.34
Hypothetical (5% annual return before expenses)     $1,000.00       $1,014.63          $10.24

CLASS C
Actual (23.10% return)                              $1,000.00       $1,231.00          $11.17
Hypothetical (5% annual return before expenses)     $1,000.00       $1,014.78          $10.09

CLASS D
Actual (23.71% return)                              $1,000.00       $1,237.10          $ 5.82
Hypothetical (5% annual return before expenses)     $1,000.00       $1,019.59          $ 5.26

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.30%, 2.05%, 2.02% AND 1.05% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE RATIOS WOUL HAVE BEEN 1.35%, 2.10%, 2.07% AND 1.10% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

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Investment Advisory Agreement Approval

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint in the management fee schedule. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because of the breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs, but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS - APRIL 30, 2006 (UNAUDITED)

NUMBER OF
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            Common Stocks (96.6%)
            Australia (3.9%)
            ALUMINUM
   44,214   Alumina Ltd.                                              $  240,405
                                                                      ----------
            BEVERAGES: ALCOHOLIC
   37,487   Foster's Group Ltd.                                          167,390
                                                                      ----------
            BEVERAGES: NON-ALCOHOLIC
    9,820   Coca-Cola Amatil Ltd.                                         54,289
                                                                      ----------
            BIOTECHNOLOGY
    1,766   CSL Ltd.                                                      77,382
                                                                      ----------
            BUILDING PRODUCTS
   36,849   CSR Ltd.                                                     113,332
                                                                      ----------
            CASINO/GAMING
    7,441   TABCORP Holdings Ltd.                                         86,456
                                                                      ----------
            CHEMICALS: MAJOR DIVERSIFIED
   10,913   Orica Ltd.                                                   201,879
                                                                      ----------
            CONSTRUCTION MATERIALS
   22,732   Boral Ltd.                                                   164,513
   18,172   James Hardie Industries NV                                   130,408
   36,310   Rinker Group Ltd.                                            584,565
                                                                      ----------
                                                                         879,486
                                                                      ----------
            CONTAINERS/PACKAGING
   34,325   Amcor Ltd.                                                   188,460
                                                                      ----------
            ENGINEERING & CONSTRUCTION
    4,416   Leighton Holdings Ltd.                                        56,071
                                                                      ----------
            FINANCIAL CONGLOMERATES
   24,422   AMP Ltd.                                                     167,100
    3,839   Macquarie Bank Ltd.                                          208,155
   10,126   Suncorp-Metway Ltd.                                          156,408
                                                                      ----------
                                                                         531,663
                                                                      ----------
            FOOD RETAIL
   19,725   Coles Myer Ltd.                                              160,427
   18,727   Woolworths Ltd.                                              265,374
                                                                      ----------
                                                                         425,801
                                                                      ----------
            GAS DISTRIBUTORS
    8,535   Australian Gas Light Co. Ltd.                                125,741
  108,362   Origin Energy Ltd.                                           580,145
                                                                      ----------
                                                                         705,886
                                                                      ----------
            HOSPITAL/NURSING MANAGEMENT
   17,492   Symbion Health Ltd.                                       $   45,430
                                                                      ----------
            INDUSTRIAL CONGLOMERATES
    3,619   Ansell Ltd.                                                   31,330
    6,903   Wesfarmers Ltd.                                              189,765
                                                                      ----------
                                                                         221,095
                                                                      ----------
            INVESTMENT TRUSTS/ MUTUAL FUNDS
   42,758   Macquarie Infrastructure Group (Stapled
               Securities)**                                             115,919
                                                                      ----------
            MAJOR BANKS
   26,584   Australia and New Zealand Banking Group Ltd.                 564,252
   21,970   Commonwealth Bank of Australia                               784,149
   29,418   National Australia Bank Ltd.                                 840,209
   31,067   Westpac Banking Corp.                                        592,166
                                                                      ----------
                                                                       2,780,776
                                                                      ----------
            MAJOR TELECOMMUNICATIONS
   39,612   Telstra Corp., Ltd.                                          118,521
                                                                      ----------
            MEDICAL/NURSING SERVICES
    2,665   Sonic Healthcare Ltd.                                         30,317
                                                                      ----------
            MISCELLANEOUS COMMERCIAL SERVICES
   18,177   Brambles Industries Ltd.                                     154,048
                                                                      ----------
            MULTI-LINE INSURANCE
   31,198   Insurance Australia Group Ltd.                               133,858
                                                                      ----------
            OIL & GAS PRODUCTION
   79,581   Santos Ltd.                                                  714,328
   43,545   Woodside Petroleum Ltd.                                    1,547,586
                                                                      ----------
                                                                       2,261,914
                                                                      ----------
            OIL REFINING/MARKETING
   15,113   Caltex Australia Ltd.                                        231,258
                                                                      ----------
            OTHER METALS/MINERALS
  136,846   BHP Billiton Ltd.                                          3,044,881

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
   11,867   Rio Tinto Ltd.                                           $   708,778
                                                                     -----------
                                                                       3,753,659
                                                                     -----------
            OTHER TRANSPORTATION
   17,095   Patrick Corp., Ltd.                                          110,606
   10,772   Transurban Group                                              53,990
                                                                     -----------
                                                                         164,596
                                                                     -----------
            PHARMACEUTICALS: OTHER
   17,492   Mayne Pharma Ltd.*                                            39,319
                                                                     -----------
            PRECIOUS METALS
   12,662   Newcrest Mining Ltd.                                        219,234
                                                                     -----------
            PROPERTY - CASUALTY INSURERS
   12,758   QBE Insurance Group Ltd.                                     216,827
                                                                     -----------
            PUBLISHING: NEWSPAPERS
   18,368   John Fairfax Holdings Ltd.                                    54,400
                                                                     -----------
            PULP & PAPER
   18,583   PaperlinX Ltd.                                                47,275
                                                                     -----------
            REAL ESTATE DEVELOPMENT
    7,770   Lend Lease Corp., Ltd.                                        84,201
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS
       40   Stockland*                                                       211
    1,300   Stockland
            (Stapled Securities)**                                         6,792
                                                                     -----------
                                                                           7,003
                                                                     -----------
            STEEL
   27,916   BlueScope Steel Ltd.                                         162,811
   21,586   OneSteel Ltd.                                                 65,078
                                                                     -----------
                                                                         227,889
                                                                     -----------
            Total Australia                                           14,636,039
                                                                     -----------
            Austria (0.9%)
            BUILDING PRODUCTS
    3,590   Wienerberger AG                                              189,816
                                                                     -----------
            CONTAINERS/PACKAGING
      255   Mayr-Melnhof Karton AG                                        47,082
                                                                     -----------
            ELECTRIC UTILITIES
      455   Oesterreichische Elektrizitaetswirtschafts
               AG (Verbund) (A Shares)                                   216,271
                                                                     -----------
            INDUSTRIAL MACHINERY
      416   Andritz AG                                               $    72,940
                                                                     -----------
            MAJOR BANKS
    1,872   Bank Austria Creditanstalt                                   245,217
   10,985   Erste Bank der Oesterreichischen Sparkassen AG               666,602
    1,617   Raiffeisen International Bank Holdings*                      140,944
                                                                     -----------
                                                                       1,052,763
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
   19,779   Telekom Austria AG                                           485,339
                                                                     -----------
            MULTI-LINE INSURANCE
    1,329   Wiener Staedtische Allgemeine Versicherung AG                 85,141
                                                                     -----------
            OIL REFINING/MARKETING
    9,704   OMV AG                                                       674,688
                                                                     -----------
            OTHER TRANSPORTATION
      625   Flughafen Wien AG                                            47,673
                                                                     -----------
            REAL ESTATE DEVELOPMENT
   20,208   Immofinanz Immobilien Anlagen AG*                            221,292
    6,631   Meinl European Land Ltd.*                                    130,923
                                                                     -----------
                                                                         352,215
                                                                     -----------
            STEEL
      534   Boehler-Uddeholm AG                                          121,137
    1,084   Voestalpine AG                                               158,269
                                                                     -----------
                                                                         279,406
                                                                     -----------
            Total Austria                                              3,503,334
                                                                     -----------
            Belgium (0.9%)
            CHEMICALS: SPECIALTY
    1,975   Solvay S.A.                                                  230,977
                                                                     -----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
    1,997   Agfa Gevaert NV                                               40,487
                                                                     -----------

                        See Notes to Financial Statements

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            FINANCIAL CONGLOMERATES
   42,807   Fortis                                                    $1,604,498
                                                                      ----------
            MAJOR BANKS
   24,154   Dexia                                                        637,184
   3,321    KBC GROEP NV                                                 385,250
                                                                      ----------
                                                                       1,022,434
                                                                      ----------
            MAJOR TELECOMMUNICATIONS
    3,180   Belgacom S.A.                                                104,068
                                                                      ----------
            METAL FABRICATIONS
      209   Bekaert NV                                                    24,008
                                                                      ----------
            OTHER METALS/MINERALS
      840   Umicore                                                      133,952
                                                                      ----------
            PHARMACEUTICALS: OTHER
   3,318    UCB S.A.                                                     170,872
                                                                      ----------
            Total Belgium                                              3,331,296
                                                                      ----------
            Bermuda (0.0%)
            APPAREL/FOOTWEAR
   32,500   Yue Yuen Industrial
            (Holdings) Ltd.                                               95,350
                                                                      ----------
            CONSTRUCTION MATERIALS
   31,000   Cheung Kong Infrastructure
            Holdings Ltd.                                                101,144
                                                                      ----------
            Total Bermuda                                                196,494
                                                                      ----------
            Brazil (0.0%)
            BEVERAGES: ALCOHOLIC
   82,339   Companhia de Bebidas
            das Americas                                                  33,905
                                                                      ----------
            FOOD RETAIL
      500   Companhia Brasileira de
            Distribuicao Grupo Pao de
            Acucar (Sponsored ADR)                                        19,680
                                                                      ----------
            STEEL
   2,105    Arcelor Brasil, S.A.                                          38,804
   1,604    Companhia Siderurgica
            Nacional S.A.                                                 56,296
                                                                      ----------
                                                                          95,100
                                                                      ----------
            TOBACCO
   2,200    Souza Cruz S.A.                                           $   41,820
                                                                      ----------
            Total Brazil                                                 190,505
                                                                      ----------
            Cayman Islands (0.1%)
            INDUSTRIAL SPECIALTIES
   37,500   Kingboard Chemical
            Holdings Ltd.                                                 98,897
                                                                      ----------
            MAJOR TELECOMMUNICATIONS
   76,000   Hutchison Telecommunications
            International Ltd.*                                          133,784
                                                                      ----------
            Total Cayman Islands                                         232,681
                                                                      ----------
            Denmark (0.4%)
            BIOTECHNOLOGY
    1,550   Novozymes A/S (B Shares)                                     120,940
                                                                      ----------
            ELECTRICAL PRODUCTS
    1,700   Vestas Wind Systems A/S*                                      46,131
                                                                      ----------
            MAJOR BANKS
   11,444   Danske Bank A/S                                              455,171
                                                                      ----------
            MARINE SHIPPING
       41   A P Moller - Maersk A/S                                      352,140
                                                                      ----------
            PHARMACEUTICALS: MAJOR
    4,450   Novo Nordisk A/S (Series B)                                  288,907
                                                                      ----------
            TELECOMMUNICATION EQUIPMENT
    4,500   GN Store Nord A/S                                             64,099
                                                                      ----------
            TRUCKING
      225   DSV A/S                                                       36,824
                                                                      ----------
            Total Denmark                                              1,364,212
                                                                      ----------
            Finland (1.7%)
            BUILDING PRODUCTS
      948   Uponor Oyj                                                    29,075
                                                                      ----------
            ENGINEERING & CONSTRUCTION
    2,578   Kone Oyj (B Shares)                                          120,306
                                                                      ----------
            FOOD RETAIL
    9,810   Kesko Oyj (B Shares)                                         338,615
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY
    7,088   Metso Oyj                                                 $  281,680
                                                                      ----------
            INFORMATION TECHNOLOGY SERVICES
    5,020   TietoEnator Oyj                                              157,634
                                                                      ----------
            MARINE SHIPPING
    1,289   Cargotec Corp. (B Shares)                                     62,658
                                                                      ----------
            MULTI-LINE INSURANCE
   11,210   Sampo Oyj (A Shares)                                         231,372
                                                                      ----------
            OIL REFINING/MARKETING
   10,453   Fortum Oyj                                                   264,014
                                                                      ----------
            OTHER METALS/MINERALS
   6,478    Outokumpu Oyj                                                156,098
                                                                      ----------
            PULP & PAPER
   19,556   Stora Enso Oyj
            (Registered Shares)                                          306,424
   17,023   UPM-Kymmene Oyj                                              399,458
                                                                      ----------
                                                                         705,882
                                                                      ----------
            SPECIALTY STORES
    3,313   Neste Oil Oyj                                                115,610
                                                                      ----------
            STEEL
    2,962   Rautaruukki Oyj                                              103,885
                                                                      ----------
            TELECOMMUNICATION EQUIPMENT
  160,580   Nokia Oyj                                                  3,656,709
                                                                      ----------
            TRUCKS/CONSTRUCTION/FARM
            MACHINERY
    1,518   Wartsila Oyj (B Shares)                                       64,692
                                                                      ----------
            Total Finland                                              6,288,230
                                                                      ----------
            France (7.7%)
            ADVERTISING/MARKETING SERVICES
    2,240   Publicis Groupe                                               93,116
                                                                      ----------
            AEROSPACE & DEFENSE
    3,679   Thales S.A.                                                  158,087
      342   Zodiac S.A.                                                   22,134
                                                                      ----------
                                                                         180,221
                                                                      ----------
            APPAREL/FOOTWEAR
      238   Hermes International                                      $   61,073
    5,577   LVMH Moet Hennessy
            Louis Vuitton S.A.                                           587,149
                                                                      ----------
                                                                         648,222
                                                                      ----------
            AUTO PARTS: O.E.M.
    2,683   Valeo S.A.                                                   114,950
                                                                      ----------
            AUTOMOTIVE AFTERMARKET
    2,421   Compagnie Generale des
            Etablissements Michelin
            (B Shares)                                                   174,708
                                                                      ----------
            BROADCASTING
    2,759   Societe Television
            Francaise 1                                                   91,544
                                                                      ----------
            BUILDING PRODUCTS
    9,213   Compagnie de Saint-Gobain                                    690,995
                                                                      ----------
            CHEMICALS: SPECIALTY
    3,435   Air Liquide S.A.                                             743,212
                                                                      ----------
            CONSTRUCTION MATERIALS
    7,982   Bouygues S.A.                                                435,531
    1,038   Imerys S.A.                                                   89,180
    5,520   Lafarge S.A.                                                 678,993
                                                                      ----------
                                                                       1,203,704
                                                                      ----------
            DATA PROCESSING SERVICES
      558   Atos Origin S.A.*                                             41,851
                                                                      ----------
            DEPARTMENT STORES
    1,436   PPR S.A.                                                     186,238
                                                                      ----------
            ELECTRIC UTILITIES
    3,280   Suez S.A.
            (Brussels Exchange)                                          128,652
   20,351   Suez S.A. (Paris Exchange)                                   800,798
    3,280   Suez-Strip VVPR *++                                                0
                                                                      ----------
                                                                         929,450
                                                                      ----------
            ELECTRICAL PRODUCTS
    6,397   Schneider Electric S.A.                                      724,323
                                                                      ----------
            ELECTRONICS/APPLIANCES
    5,560   Thomson                                                      115,038
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                               VALUE
--------------------------------------------------------------------------------
            ENGINEERING & CONSTRUCTION
    4,217   Vinci S.A.                                               $   418,963
                                                                     -----------
            FOOD DISTRIBUTORS
    4,533   Sodexho Alliance S.A.                                        218,173
                                                                     -----------
            FOOD RETAIL
   13,148   Carrefour S.A.                                               762,694
    1,733   Casino Guichard Perrachon                                    138,068
                                                                     -----------
                                                                         900,762
                                                                     -----------
            FOOD: MAJOR DIVERSIFIED
    5,688   Groupe Danone                                                709,705
                                                                     -----------
            HOTELS/RESORTS/CRUISELINES
    8,803   Accor S.A.                                                   554,072
                                                                     -----------
            INDUSTRIAL CONGLOMERATES
    3,385   Alstom*                                                      306,623
                                                                     -----------
            INFORMATION TECHNOLOGY SERVICES
    4,278   CapGemini S.A.*                                              228,946
                                                                     -----------
            INTEGRATED OIL
   15,940   Total S.A.                                                 4,408,091
                                                                     -----------
            INTERNET SOFTWARE/SERVICES
    1,686   Business Objects S.A.*                                        54,750
                                                                     -----------
            LIFE/HEALTH INSURANCE
    2,812   CNP Assurances                                               304,031
                                                                     -----------
            MAJOR BANKS
   30,238   BNP Paribas S.A.                                           2,857,305
   11,926   Societe Generale                                           1,822,051
                                                                     -----------
                                                                       4,679,356
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
   41,719   France Telecom S.A.                                          974,231
                                                                     -----------
            MEDIA CONGLOMERATES
   20,102   Vivendi S.A.                                                 733,938
                                                                     -----------
            MEDICAL SPECIALTIES
    1,227   Essilor International S.A.                                   123,065
                                                                     -----------
            MOTOR VEHICLES
    2,756   PSA Peugeot Citroen                                          181,150
    2,837   Renault S.A.                                                 329,283
                                                                     -----------
                                                                         510,433
                                                                     -----------
            MULTI-LINE INSURANCE
   67,459   Axa                                                      $ 2,475,742
                                                                     -----------
            OFFICE EQUIPMENT/SUPPLIES
    1,215   Neopost S.A.                                                 137,419
                                                                     -----------
            OILFIELD SERVICES/EQUIPMENT
      796   Technip S.A.                                                  50,262
                                                                     -----------
            OTHER CONSUMER SPECIALTIES
      302   Societe BIC S.A.                                              21,222
                                                                     -----------
            OTHER TRANSPORTATION
    2,772   Autoroutes du Sud de la France                               178,355
                                                                     -----------
            PACKAGED SOFTWARE
    1,570   Dassault Systemes S.A.                                        85,171
                                                                     -----------
            PHARMACEUTICALS: MAJOR
   27,606   Sanofi-Aventis                                             2,603,373
                                                                     -----------
            PUBLISHING: BOOKS/MAGAZINES
    3,217   Lagardere S.C.A.                                             265,836
                                                                     -----------
            REAL ESTATE DEVELOPMENT
    1,633   Gecina S.A.                                                  214,466
    1,377   Klepierre                                                    161,475
    2,226   Unibail                                                      387,829
                                                                     -----------
                                                                         763,770
                                                                     -----------
            REGIONAL BANKS
   13,826   Credit Agricole S.A.                                         557,126
                                                                     -----------
            TELECOMMUNICATION EQUIPMENT
   43,275   Alcatel S.A.*                                                624,029
    1,977   Safran S.A.                                                   50,757
                                                                     -----------
                                                                         674,786
                                                                     -----------
            WATER UTILITIES
    4,407   Veolia Environnement                                         263,316
                                                                     -----------
            Total France                                              29,139,089
                                                                     -----------
            GERMANY (9.2%)
            AIR FREIGHT/COURIERS
   31,940   Deutsche Post AG (Registered Shares)                         851,444
                                                                     -----------
            AIRLINES
   10,158   Deutsche Lufthansa AG (Registered Shares)                    187,360
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                               VALUE
--------------------------------------------------------------------------------
            APPAREL/FOOTWEAR
    2,315   Adidas-Salomon AG                                        $   488,763
      520   Puma AG                                                      209,609
                                                                     -----------
                                                                         698,372
                                                                     -----------
            AUTO PARTS: O.E.M.
    5,780   Continental AG                                               688,151
                                                                     -----------
            CHEMICALS: MAJOR DIVERSIFIED
   23,802   BASF AG*                                                   2,040,744
   29,135   Bayer AG                                                   1,345,663
                                                                     -----------
                                                                       3,386,407
                                                                     -----------
            CHEMICALS: SPECIALTY
    3,463   Linde AG                                                     310,019
                                                                     -----------
            DEPARTMENT STORES
    3,543   KarstadtQuelle AG*                                           106,517
    6,406   Metro AG                                                     362,873
                                                                     -----------
                                                                         469,390
                                                                     -----------
            ELECTRIC UTILITIES
   27,534   E.ON AG*                                                   3,353,152
   18,416   RWE AG                                                     1,596,615
                                                                     -----------
                                                                       4,949,767
                                                                     -----------
            ENGINEERING & CONSTRUCTION
    2,443   HOCHTIEF AG                                                  167,049
                                                                     -----------
            FINANCIAL CONGLOMERATES
    6,031   Hypo Real Estate Holding AG                                  421,675
                                                                     -----------
            HOTELS/RESORTS/CRUISELINES
   10,209   TUI AG                                                       217,409
                                                                     -----------
            HOUSEHOLD/PERSONAL CARE
      768   Beiersdorf AG                                                116,221
                                                                     -----------
            INDUSTRIAL CONGLOMERATES
    5,727   MAN AG                                                       434,161
   35,793   Siemens AG (Registered Shares)                             3,386,734
   16,237   ThyssenKrupp AG                                              535,263
                                                                     -----------
                                                                       4,356,158
                                                                     -----------
            INDUSTRIAL MACHINERY
    2,350   Heidelberger Druckmaschinen AG                               118,590
                                                                     -----------
            INVESTMENT BANKS/BROKERS
    4,526   Deutsche Boerse AG                                       $   654,537
                                                                     -----------
            MAJOR BANKS
   26,218   Commerzbank AG                                             1,086,567
   21,923   Deutsche Bank AG (Registered Shares)                       2,691,682
    2,314   Deutsche Post AG                                             176,912
                                                                     -----------
                                                                       3,955,161
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
  121,948   Deutsche Telekom AG (Registered Shares)*                   2,203,126
                                                                     -----------
            MEDICAL DISTRIBUTORS
    1,771   Celesio AG                                                   166,678
                                                                     -----------
            MEDICAL/NURSING SERVICES
    2,872   Fresenius Medical Care AG & Co. KGaA                         344,614
                                                                     -----------
            MOTOR VEHICLES
   40,482   DaimlerChrysler AG (Registered Shares)                     2,219,593
    7,842   Volkswagen AG*                                               605,579
                                                                     -----------
                                                                       2,825,172
                                                                     -----------
            MULTI-LINE INSURANCE
   17,293   Allianz AG (Registered Shares)                             2,895,096
    8,727   Muenchener Rueckver AG (Registered Shares)                 1,236,641
                                                                     -----------
                                                                       4,131,737
                                                                     -----------
            PACKAGED SOFTWARE
    9,901   SAP AG                                                     2,163,459
                                                                     -----------
            PHARMACEUTICALS: MAJOR
    2,220   Merck KGaA*                                                  235,263
    7,333   Schering AG                                                  787,472
                                                                     -----------
                                                                       1,022,735
                                                                     -----------
            PHARMACEUTICALS: OTHER
    3,220   Altana AG                                                    206,652
                                                                     -----------
            SEMICONDUCTORS
   28,495   Infineon Technologies AG*                                    348,349
                                                                     -----------
            Total Germany                                             34,960,232
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            Greece (0.3%)
            CASINO/GAMING
    6,990   Greek Organisation of Football Prognostics S.A.           $  258,385
                                                                      ----------
            CONSTRUCTION MATERIALS
    1,850   Titan Cement Co.                                              94,105
                                                                      ----------
            MAJOR BANKS
    8,821   National Bank of Greece S.A.                                 438,021
                                                                      ----------
            REGIONAL BANKS
    6,938   Alpha Bank A.E.                                              262,589
    4,066   EFG Eurobank Ergasias                                        161,995
                                                                      ----------
                                                                         424,584
                                                                      ----------
            Total Greece                                               1,215,095
                                                                      ----------
            Hong Kong (2.5%)
            AIRLINES
   57,000   Cathay Pacific Airways Ltd.                                  101,808
                                                                      ----------
            APPAREL/FOOTWEAR RETAIL
   52,500   Esprit Holdings Ltd.                                         419,090
                                                                      ----------
            BROADCASTING
   16,000   Television Broadcasts Ltd.                                    99,970
                                                                      ----------
            ELECTRIC UTILITIES
   95,300   CLP Holdings Ltd.                                            555,506
   76,000   Hong Kong Electric Holdings Ltd.                             374,399
                                                                      ----------
                                                                         929,905
                                                                      ----------

            ELECTRONIC PRODUCTION EQUIPMENT
    1,000   ASM Pacific Technology Ltd.                                    5,823
                                                                      ----------
            ENGINEERING & CONSTRUCTION
   35,000   Hopewell Holdings Ltd.                                       102,008
  126,797   New World Development Co., Ltd.                              227,291
                                                                      ----------
                                                                         329,299
                                                                      ----------
            FINANCIAL CONGLOMERATES
   68,000   Wharf (Holdings) Ltd. (The)                                  272,726
                                                                      ----------
            GAS DISTRIBUTORS
  207,483   Hong Kong & China Gas Co., Ltd.                           $  495,007
                                                                      ----------
            HOTELS/RESORTS/CRUISELINES
   58,642   Shangri-La Asia Ltd.                                         103,985
                                                                      ----------
            INDUSTRIAL CONGLOMERATES
  114,900   Hutchison Whampoa Ltd.                                     1,127,618
   50,000   Swire Pacific Ltd. (ClassA)                                  511,329
                                                                      ----------
                                                                       1,638,947
                                                                      ----------
            INVESTMENT BANKS/BROKERS
   57,000   Hong Kong Exchanges & Clearing Ltd.                          409,805
                                                                      ----------
            MAJOR BANKS
   83,393   Bank of East Asia, Ltd. (The)                                348,443
  200,500   BOC Hong Kong (Holdings) Ltd.                                413,706
   39,000   Hang Seng Bank Ltd.                                          504,959
                                                                      ----------
                                                                       1,267,108
                                                                      ----------
            MAJOR TELECOMMUNICATIONS
  203,611   PCCW Ltd.                                                    135,228
                                                                      ----------
            MISCELLANEOUS MANUFACTURING
   87,000   Johnson Electric Holdings Ltd.                                73,488
                                                                      ----------
            PUBLISHING: NEWSPAPERS
   10,000   SCMP Group Ltd.                                                3,740
                                                                      ----------
            RAILROADS
   76,301   MTR Corp., Ltd.                                              203,193
                                                                      ----------
            REAL ESTATE DEVELOPMENT
   83,000   Cheung Kong (Holdings) Ltd.                                  934,972
  104,000   Hang Lung Properties Ltd.                                    209,226
   40,000   Henderson Land Development Co., Ltd.                         234,966
   36,577   Hysan Development Co., Ltd.                                  105,189
   23,090   Kerry Properties Ltd.                                         81,738
   64,923   Sino Land Co., Ltd.                                          108,005
   71,000   Sun Hung Kai Properties Ltd.                                 811,240
                                                                      ----------
                                                                       2,485,336
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
   90,500   Link REIT*                                                $  199,573
                                                                      ----------
            TOOLS/HARDWARE
   51,000   Techtronic Industries Co., Ltd.                               85,501
                                                                      ----------
            WHOLESALE DISTRIBUTORS
   92,000   Li & Fung Ltd.                                               218,305
                                                                      ----------
            Total Hong Kong                                            9,477,837
                                                                      ----------
            Ireland (0.1%)
            FINANCIAL CONGLOMERATES
   14,226   Depfa Bank PLC                                               267,059
                                                                      ----------
            PHARMACEUTICALS: OTHER
    5,750   Elan Corporation PLC*                                         84,511
                                                                      ----------
            Total Ireland                                                351,570
                                                                      ----------
            Japan(29.7%)
            ADVERTISING/MARKETING SERVICES
    1,650   Asatsu - DK Inc.                                              58,012
                                                                      ----------
            AGRICULTURAL COMMODITIES/MILLING
    8,000   Nisshin Seifun Group Inc.                                     85,717
                                                                      ----------
            AIR FREIGHT/COURIERS
   34,500   Nippon Express Co., Ltd.                                     182,249
   12,035   Yamato Holdings Co., Ltd.                                    240,129
                                                                      ----------
                                                                         422,378
                                                                      ----------
            AIRLINES
   36,000   Japan Airlines Corp.*                                         95,561
                                                                      ----------
            APPAREL/FOOTWEAR
    6,546   Onward Kashiyama Co., Ltd.                                   110,586
    3,000   Wacoal Holdings Corp.                                         40,582
                                                                      ----------
                                                                         151,168
                                                                      ----------
            APPAREL/FOOTWEAR RETAIL
    3,400   Fast Retailing Co., Ltd.                                     323,354
    1,100   Shimamura Co., Ltd.                                          135,748
                                                                      ----------
                                                                         459,102
                                                                      ----------
            AUTO PARTS: O.E.M.
   27,100   Denso Corporation                                         $1,064,753
    9,059   NGK Spark Plug Co., Ltd.                                     199,064
    3,200   Stanley Electric Co., Ltd.                                    74,536
    4,050   Toyota Industries Corp.                                      180,839
                                                                      ----------
                                                                       1,519,192
                                                                      ----------
            AUTOMOTIVE AFTERMARKET
   37,000   Bridgestone Corp.                                            902,479
                                                                      ----------
            BEVERAGES: ALCOHOLIC
   16,200   Asahi Breweries, Ltd.                                        231,957
   36,051   Kirin Brewery Co., Ltd.                                      534,887
   10,000   Sapporo Holdings, Ltd.                                        51,683
    7,000   Takara Holdings Inc.                                          43,315
                                                                      ----------
                                                                         861,842
                                                                      ----------
            BEVERAGES: NON-ALCOHOLIC
    2,200   ITO EN, Ltd.                                                  81,023
                                                                      ----------
            BROADCASTING
       20   Fuji Television Network, Inc.                                 49,750
    4,400   Tokyo Broadcasting System,Inc.                               122,598
                                                                      ----------
                                                                         172,348
                                                                      ----------
            BUILDING PRODUCTS
    9,862   JS Group Corp.                                               219,743
   16,000   Nippon Sheet Glass Company, Ltd.                              95,069
   18,500   Toto Ltd.                                                    192,691
                                                                      ----------
                                                                         507,503
                                                                      ----------
            CHEMICALS: AGRICULTURAL
    5,500   Nissan Chemical Industries, Ltd.                              93,302
                                                                      ----------
            CHEMICALS: MAJOR DIVERSIFIED
   47,000   Asahi Kasei Corp.                                            347,842
   32,500   Mitsubishi Chemical Holdings Corp.*                          205,678
                                                                      ----------
                                                                         553,520
                                                                      ----------
            CHEMICALS: SPECIALTY
    8,000   Daicel Chemical Industries, Ltd.                              68,770
   28,588   Dainippon Ink & Chemicals, Inc.                              114,834

                       SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
   18,546   Denki Kagaku Kogyo Kabushiki Kaisha                       $   85,093
    6,108   JSR Corp.                                                    188,442
   10,000   Kaneka Corp.                                                 112,859
   14,056   Kuraray Co., Ltd.                                            173,584
   23,599   Mitsubishi Rayon Co., Ltd.                                   217,591
   20,500   Mitsui Chemicals, Inc.                                       148,475
   14,997   Shin-Etsu Chemical Co., Ltd.                                 867,366
   24,000   Showa Denko K.K.                                             106,320
    6,000   Sumitomo Bakelite Co., Ltd.                                   56,060
   52,000   Sumitomo Chemical Co., Ltd.                                  456,148
   21,500   Tosoh Corp.                                                  105,450
                                                                      ----------
                                                                       2,700,992
                                                                      ----------
            COMMERCIAL PRINTING/FORMS
   16,000   Dai Nippon Printing Co., Ltd.                                286,895
   17,000   Toppan Printing Co., Ltd.                                    227,274
                                                                      ----------
                                                                         514,169
                                                                      ----------
            COMPUTER PROCESSING HARDWARE
   68,000   Fujitsu Ltd.                                                 567,215
                                                                      ----------
            CONSTRUCTION MATERIALS
   22,000   Taiheiyo Cement Corp.                                        107,128
                                                                      ----------
            CONTAINERS/PACKAGING
    7,617   Toyo Seikan Kaisha, Ltd.                                     147,961
                                                                      ----------
            DEPARTMENT STORES
   12,000   Daimaru, Inc.(The)                                           174,879
    4,000   Hankyu Department Stores, Inc.                                36,565
    7,914   Isetan Co., Ltd.                                             162,426
   16,907   Marui Co., Ltd.                                              326,935
   17,716   Mitsukoshi, Ltd.                                             103,085
   15,040   Takashimaya Co., Ltd.                                        219,843
                                                                      ----------
                                                                       1,023,733
                                                                      ----------
            ELECTRIC UTILITIES
   17,300   Chubu Electric Power Co., Inc.                               454,663
   26,500   Kansai Electric Power Co., Inc. (The)                        620,748
   10,300   Kyushu Electric Power Co., Inc.                           $  240,819
   19,800   Tohoku Electric Power Co., Inc.                              456,843
   31,000   Tokyo Electric Power Co., Inc.(The)                          797,003
                                                                      ----------
                                                                       2,570,076
                                                                      ----------
            ELECTRICAL PRODUCTS
    7,000   Fuji Electric Holdings Co., Ltd.                              40,608
    9,000   Fujikura Ltd.                                                104,184
   24,500   Furukawa Electric Co., Ltd. (The)*                           195,750
    1,300   Mabuchi Motor Co., Ltd.                                       73,359
   12,000   Matsushita Electric Works, Ltd.                              145,768
   14,560   NGK Insulators, Ltd.                                         208,731
    4,504   Nidec Corp.                                                  347,588
   26,500   Sumitomo Electric Industries, Ltd.                           421,130
    1,500   Ushio Inc.                                                    34,609
                                                                      ----------
                                                                       1,571,727
                                                                      ----------
            ELECTRONIC COMPONENTS
    7,100   Alps Electric Co., Ltd.                                      124,751
   15,100   Citizen Watch Co., Ltd.                                      147,589
    2,200   Hirose Electric Co., Ltd.                                    323,126
   21,200   Hoya Corp.                                                   859,031
    4,400   Ibiden Co., Ltd.                                             209,229
    8,700   Murata Manufacturing Co., Ltd.                               633,937
    7,000   Nippon Electric Glass Co., Ltd.                              158,126
    4,000   Taiyo Yuden Co., Ltd.                                         65,782
    4,652   TDK Corp.                                                    389,677
                                                                      ----------
                                                                       2,911,248
                                                                      ----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
   30,704   Canon Inc.                                                 2,350,636
   14,600   Casio Computer Co., Ltd.                                     274,624
    2,347   Keyence Corp.                                                616,405

                       SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
   21,530   Konica Minolta Holdings, Inc.                             $  283,862
    6,400   Kyocera Corp.                                                597,978
   77,500   Matsushita Electric Industrial Co., Ltd.                   1,873,297
   83,552   Mitsubishi ElectricCorp.                                     727,784
   86,500   NEC Corp.                                                    605,964
   24,000   Oki Electric Industry Co., Ltd.                               74,255
    8,304   Omron Corp.                                                  232,106
   25,432   Ricoh Co., Ltd.                                              505,198
   66,000   Sanyo Electric Co., Ltd.*                                    175,196
    4,400   Seiko Epson Corp.                                            138,842
  130,026   Toshiba Corp.                                                828,591
    9,000   Yokogawa Electric Corp.                                      142,709
                                                                      ----------
                                                                       9,427,447
                                                                      ----------
            ELECTRONIC PRODUCTION EQUIPMENT
    4,150   Advantest Corp.                                              478,580
    8,900   Tokyo Electron Ltd.                                          641,470
                                                                      ----------
                                                                       1,120,050
                                                                      ----------
            ELECTRONICS/APPLIANCE STORES
    4,400   Yamada Denki Co., Ltd.                                       479,951
                                                                      ----------
            ELECTRONICS/APPLIANCES
   16,600   Fuji Photo Film Co., Ltd.                                    564,666
   12,000   Nikon Corp.                                                  236,266
    6,704   Pioneer Corp.                                                118,736
   31,500   Sharp Corp.                                                  553,472
   27,196   Sony Corp.                                                 1,367,330
                                                                      ----------
                                                                       2,840,470
                                                                      ----------
            ENGINEERING & CONSTRUCTION
    8,000   Chiyoda Corp.                                                180,012
    6,000   Comsys Holdings Corp.                                         80,531
   11,546   JGC Corp.                                                    202,463
   51,000   Kajima Corp.                                                 288,688
   34,571   Obayashi Corp.                                               264,669
   10,000   Okumura Corp.                                                 55,551
   36,000   Shimizu Corporation                                          249,345
   49,000   Taisei Corp.                                                 219,223
                                                                      ----------
                                                                       1,540,482
                                                                      ----------
            FINANCE/RENTAL/LEASING
      840   Acom Co., Ltd.                                                49,025
      700   Aeon Credit Service Co., Ltd.                             $   19,381
      800   Aiful Corp.                                                   47,816
    2,000   Credit Saison Co., Ltd.                                      104,949
    1,040   Orix Corp.                                                   312,631
    1,100   Promise Co., Ltd.                                             67,874
    1,360   Takefuji Corp.                                                88,459
                                                                      ----------
                                                                         690,135
                                                                      ----------
            FINANCIAL CONGLOMERATES
      366   Mizuho Financial Group, Inc.                               3,123,723
                                                                      ----------
            FOOD RETAIL
   17,803   Aeon Co., Ltd.                                               443,628
    2,652   FamilyMart Co., Ltd.                                          76,924
    2,403   Lawson, Inc.                                                  91,245
   28,600   Seven & I Holdings Co., Ltd.*                              1,108,605
                                                                      ----------
                                                                       1,720,402
                                                                      ----------
            FOOD: MEAT/FISH/DAIRY
   10,000   Meiji Dairies Corp.                                           63,549
    9,000   Nippon Meat Packers, Inc.                                    106,557
    4,700   Yakult Honsha Co., Ltd.                                      122,695
                                                                      ----------
                                                                         292,801
                                                                      ----------
            FOOD: SPECIALTY/CANDY
   26,000   Ajinomoto Co., Inc.                                          324,057
    5,500   Kikkoman Corp.                                                64,973
   11,000   Meiji Seika Kaisha, Ltd.                                      57,238
    3,350   Nissin Food Products Co., Ltd.                               106,887
    5,000   Yamazaki Baking Co., Ltd.                                     44,783
                                                                      ----------
                                                                         597,938
                                                                      ----------
            GAS DISTRIBUTORS
   54,000   Osaka Gas Co., Ltd.                                          202,197
   62,000   Tokyo Gas Co., Ltd.                                          300,272
                                                                      ----------
                                                                         502,469
                                                                      ----------
            HOME BUILDING
    6,306   Daito Trust Construction Co., Ltd.                           328,131
   34,000   Daiwa House Industry Co., Ltd.                               580,065
   20,572   Sekisui Chemical Co., Ltd.                                   177,928
   39,046   Sekisui House, Ltd.                                          605,064
                                                                      ----------
                                                                       1,691,188
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            HOUSEHOLD/PERSONAL CARE
   22,000   Kao Corp.                                                $   591,720
   14,000   Shiseido Company, Ltd.                                       271,337
    1,800   Uni-Charm Corp.                                              103,314
                                                                     -----------
                                                                         966,371
                                                                     -----------
            INDUSTRIAL CONGLOMERATES
  130,000   Hitachi, Ltd.                                                967,830
   43,000   Kawasaki Heavy Industries, Ltd.                              156,096
                                                                     -----------
                                                                       1,123,926
                                                                     -----------
            INDUSTRIAL MACHINERY
   12,053   Amada Co., Ltd.                                              132,004
    7,100   Daikin Industries, Ltd.                                      247,754
    7,450   Fanuc Ltd.                                                   705,252
   42,530   Ishikawajima-Harima Heavy Industries Co., Ltd.               151,773
  141,550   Mitsubishi Heavy Industries, Ltd.                            701,716
    2,605   SMC Corporation                                              396,119
   16,000   Sumitomo Heavy Industries, Ltd.                              168,762
    1,700   THK Co., Ltd.                                                 55,586
                                                                     -----------
                                                                       2,558,966
                                                                     -----------
            INDUSTRIAL SPECIALTIES
   48,500   Asahi Glass Company, Ltd.                                    685,488
    7,700   Nitto Denko Corp.                                            646,348
                                                                     -----------
                                                                       1,331,836
                                                                     -----------
            INFORMATION TECHNOLOGY SERVICES
    3,000   CSK Holdings Corp.                                           143,975
    1,300   Itochu Techno-Science Corp.                                   53,248
       24   Net One Systems Co., Ltd.                                     52,738
    1,000   Nomura Research Institute, Ltd.                              124,286
       58   NTT Data Corp.                                               268,665
   33,700   Softbank Corp.                                               867,900
    1,400   TIS Inc.                                                      42,085
                                                                     -----------
                                                                       1,552,897
                                                                     -----------
            INTERNET SOFTWARE/SERVICES
      692   Yahoo Japan Corp.                                        $   403,874
                                                                     -----------
            INVESTMENT BANKS/BROKERS
  135,000   Daiwa Securities Group Inc.                                1,873,649
       84   E*TRADE Securities Co., Ltd.                                 153,573
    5,900   Matsui Securities Co., Ltd.                                   78,981
   18,000   Mitsubishi UFJ Securities Co., Ltd.                          283,836
   55,500   Nikko Cordial Corp.                                          899,064
  130,950   Nomura Holdings, Inc.                                      2,963,842
   16,000   Shinko Securities Co., Ltd.                                   85,084
                                                                     -----------
                                                                       6,338,029
                                                                     -----------
            LIFE/HEALTH INSURANCE
    9,500   T&D Holdings, Inc.                                           728,971
                                                                     -----------
            MAJOR BANKS
   54,000   Bank of Yokohama, Ltd. (The)                                 423,855
   32,000   Chiba Bank, Ltd. (The)                                       289,989
   34,000   Joyo Bank, Ltd. (The)                                        228,320
      300   Mitsubishi UFJ Financial Group, Inc.                       4,720,049
   25,123   Mitsui Trust Holdings, Inc.                                  347,354
      179   Resona Holdings, Inc.                                        610,460
   45,000   Shinsei Bank, Ltd.                                           315,241
   27,000   Shizuoka Bank, Ltd. (The)                                    285,497
      227   Sumitomo Mitsui Financial Group, Inc.                      2,494,067
   56,081   Sumitomo Trust& Banking Co., Ltd. (The)                      597,435
                                                                     -----------
                                                                      10,312,267
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
       72   Nippon Telegraph & Telephone Corp.                           322,756
                                                                     -----------
            MARINE SHIPPING
    5,000   Mitsui O.S.K. Lines, Ltd.                                     35,818
   44,015   Nippon Yusen Kabushiki Kaisha                                270,040
                                                                     -----------
                                                                         305,858
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            MEDICAL SPECIALTIES
    5,400   Olympus Corp.                                            $   154,733
    7,750   Terumo Corp.                                                 277,929
                                                                     -----------
                                                                         432,662
                                                                     -----------
            METAL FABRICATIONS
   16,000   Minebea Co., Ltd.                                            103,648
   72,000   Mitsubishi Materials Corp.                                   389,206
   43,604   Mitsui Mining & Smelting Co., Ltd.                           303,545
   27,553   NSK Ltd.                                                     249,447
   19,551   NTN Corp.                                                    161,536
                                                                     -----------
                                                                       1,207,382
                                                                     -----------
            MISCELLANEOUS COMMERCIAL SERVICES
      350   OBIC Co., Ltd.                                                71,803
    9,985   Secom Co., Ltd.                                              545,019
    1,610   USS Co., Ltd.                                                120,570
                                                                     -----------
                                                                         737,392
                                                                     -----------
            MISCELLANEOUS MANUFACTURING
   15,527   Ebara Corp.                                                   88,983
    3,500   Kurita Water Industries Ltd.                                  71,372
    4,500   Takuma Co., Ltd.                                              38,169
                                                                     -----------
                                                                         198,524
                                                                     -----------
            MOTOR VEHICLES
   38,109   Honda Motor Co., Ltd.                                      2,709,869
  113,005   Nissan Motor Co., Ltd.                                     1,486,934
  122,855   Toyota Motor Corp.                                         7,191,828
    1,500   Yamaha Motor Co., Ltd.                                        41,399
                                                                     -----------
                                                                      11,430,030
                                                                     -----------
            MOVIES/ENTERTAINMENT
    2,400   Oriental Land Co., Ltd.                                      144,291
    3,650   TOHO Co., Ltd.                                                70,741
                                                                     -----------
                                                                         215,032
                                                                     -----------
            OFFICE EQUIPMENT/SUPPLIES
    3,300   Kokuyo Co., Ltd.                                              56,242
                                                                     -----------
            OIL & GAS PRODUCTION
       21   INPEX Holdings Inc.*                                         197,817
                                                                     -----------
            OIL REFINING/MARKETING
   60,000   Nippon Oil Corp.                                          $  475,169
    7,400   Showa Shell Sekiyu K.K.                                       91,841
   12,000   TonenGeneral Sekiyu K.K.                                     130,474
                                                                     -----------
                                                                         697,484
                                                                     -----------
            OTHER CONSUMER SERVICES
    2,454   Benesse Corp.                                                 89,083
                                                                     -----------
            OTHER METALS/MINERALS
   22,095   Dowa Mining Co., Ltd.                                        252,470
   18,500   Nippon Mining Holdings, Inc.                                 171,227
   40,500   Sumitomo Metal Mining Co., Ltd.                              589,149
                                                                     -----------
                                                                       1,012,846
                                                                     -----------
            OTHER TRANSPORTATION
    4,000   Mitsubishi Logistics Corp.                                    61,035
                                                                     -----------
            PACKAGED SOFTWARE
    1,400   Fuji Soft ABC Inc.                                            43,808
    1,450   Oracle Corp. Japan                                            74,049
    4,200   Trend Micro Inc.                                             162,802
                                                                     -----------
                                                                         280,659
                                                                     -----------
            PERSONNEL SERVICES
    1,500   Meitec Corp.                                                  51,156
                                                                     -----------
            PHARMACEUTICALS: MAJOR
   42,300   Takeda Pharmaceutical Co., Ltd.                            2,587,747
                                                                     -----------
            PHARMACEUTICALS: OTHER
   24,600   Astellas Pharma Inc.                                       1,027,072
   12,606   Chugai Pharmaceutical Co., Ltd.                              273,128
   32,700   Daiichi Sankyo Co., Ltd.*                                    843,584
   13,203   Eisai Co., Ltd.                                              604,620
   12,032   Kyowa Hakko Kogyo Co., Ltd                                    83,971
   15,181   Shionogi & Co., Ltd.                                         256,330
    8,959   Taisho Pharmaceutical Co., Ltd.                              182,692
                                                                     -----------
                                                                       3,271,397
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            PROPERTY - CASUALTY INSURERS
       62   Millea Holdings, Inc.                                     $1,237,057
   50,000   Mitsui Sumitomo Insurance Co., Ltd.                          674,607
   34,000   Sompo Japan Insurance Inc.                                   493,100
                                                                      ----------
                                                                       2,404,764
                                                                      ----------
            PULP & PAPER
       40   Nippon Paper Group, Inc.                                     171,223
   43,000   Oji Paper Co., Ltd.                                          257,010
                                                                      ----------
                                                                         428,233
                                                                      ----------
            RAILROADS
       56   Central Japan Railway Co.                                    575,899
      137   East Japan Railway Co.                                     1,070,519
   16,500   Keihin Electric Express Railway Co., Ltd.                    135,458
   10,000   Keio Corp.                                                    70,229
   63,550   Kintetsu Corp.                                               237,956
   34,500   Tobu Railway Co., Ltd.                                       171,029
   39,000   Tokyu Corp.                                                  275,266
       21   West Japan Railway Co.                                        93,399
                                                                      ----------
                                                                       2,629,755
                                                                      ----------
            REAL ESTATE DEVELOPMENT
    8,000   Leopalace21 Corp.                                            312,209
   80,000   Mitsubishi Estate Co., Ltd.                                1,750,901
   56,500   Mitsui Fudosan Co., Ltd.                                   1,266,371
   34,500   Sumitomo Realty & Development Co., Ltd.                      915,795
   12,000   Tokyo Tatemono Co., Ltd.                                     138,701
                                                                      ----------
                                                                       4,383,977
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS
       25   Japan Real Estate Investment Corp.                           228,531
       23   Japan Retail Fund Investment Corp.                           190,841
       30   Nippon Building Fund Inc.                                    284,785
                                                                      ----------
                                                                         704,157
                                                                      ----------
            RECREATIONAL PRODUCTS
    4,100   Konami Corp.                                                 105,050
    4,508   Nintendo Co., Ltd.                                           673,605
    3,950   Shimano Inc.                                              $  130,197
    4,700   Yamaha Corp.                                                  86,961
                                                                      ----------
                                                                         995,813
                                                                      ----------
            REGIONAL BANKS
   15,000   77 Bank, Ltd. (The)                                          118,133
   26,000   Bank of Fukuoka, Ltd. (The)                                  224,189
   13,000   Bank of Kyoto, Ltd. (The)                                    150,716
   53,000   Hokuhoku Financial Group, Inc.                               216,155
   25,000   Nishi-Nippon City Bank, Ltd. (The)                           127,011
                                                                      ----------
                                                                         836,204
                                                                      ----------
            RESTAURANTS
    5,407   Skylark Co., Ltd.                                             98,853
                                                                      ----------
            SEMICONDUCTORS
    2,000   NEC Electronics Corp.*                                        73,833
    5,805   Rohm Co., Ltd.                                               618,411
    5,000   Sanken Electric Co., Ltd                                      75,591
                                                                      ----------
                                                                         767,835
                                                                      ----------
            SPECIALTY STORES
    2,900   Shimachu Co., Ltd.                                            79,019
    6,000   UNY Co., Ltd.                                                107,322
                                                                      ----------
                                                                         186,341
                                                                      ----------
            SPECIALTY TELECOMMUNICATIONS
       39   INDEX CORP.                                                   52,448
                                                                      ----------
            STEEL
   13,200   JFE Holdings, Inc.                                           512,824
   67,000   Kobe Steel, Ltd.                                             227,907
  172,108   Nippon Steel Corp.                                           635,364
  102,000   Sumitomo Metal Industries, Ltd.                              430,342
                                                                      ----------
                                                                       1,806,437
                                                                      ----------
            TELECOMMUNICATION EQUIPMENT
    3,000   Uniden Corp.                                                  47,359
                                                                      ----------
            TEXTILES
    4,571   Nisshinbo Industries, Inc.                                    53,717
   33,608   Teijin Ltd.                                                  230,710
   47,000   Toray Industries, Inc.                                       440,793
                                                                      ----------
                                                                         725,220
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            TOBACCO
      155   Japan Tobacco Inc.                                      $    623,978
                                                                    ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
    1,400   Hitachi Construction Machinery Co., Ltd.                      38,270
   43,500   Komatsu Ltd.                                                 931,023
   60,000   Kubota Corp.                                                 678,738
                                                                    ------------
                                                                       1,648,031
                                                                    ------------
            WHOLESALE DISTRIBUTORS
   54,051   Itochu Corp.                                                 491,243
   53,550   Marubeni Corporation                                         308,770
   49,200   Mitsubishi Corp.                                           1,191,404
   60,000   Mitsui & Co., Ltd.                                           907,621
   36,000   Sumitomo Corporation                                         539,826
                                                                    ------------
                                                                       3,438,864
                                                                    ------------
            WIRELESS TELECOMMUNICATIONS
       95   NTT DoCoMo, Inc.                                             141,953
                                                                    ------------
            Total Japan                                              112,496,913
                                                                    ------------
            Luxembourg (0.2%)
            STEEL
   15,514   Arcelor                                                      638,062
                                                                    ------------
            MEXICO (0.6%)
            BEVERAGES: ALCOHOLIC
   10,300   Grupo Modelo, S.A. de C.V. (Series C)                         39,350
                                                                    ------------
            BEVERAGES: NON-ALCOHOLIC
    4,000   Coca-Cola Femsa, S.A. de C.V. (Series L)                      12,864
   12,500   Fomento Economico Mexicano, S.A. de C.V. (Series UBD)
            (Units)+                                                     115,859
                                                                    ------------
                                                                         128,723
                                                                    ------------
            BROADCASTING
   42,000   Grupo Televisa S.A. (Series CPO)                             178,707
                                                                    ------------
            CONSTRUCTION MATERIALS
   58,200   Cemex S.A. de C.V. (Series CPO) (Units)+                $    393,538
                                                                    ------------
            DISCOUNT STORES
   73,600   Wal-Mart de Mexico S.A. de C.V. (Series V)                   209,773
                                                                    ------------
            HOME BUILDING
    2,000   Urbi, Desarrollos Urbanos, S.A. de C.V.*                      16,405
                                                                    ------------
            HOUSEHOLD/PERSONAL CARE
   10,300   Kimberly-Clark de Mexico, S.A. de C.V. (A Shares)             36,335
                                                                    ------------
            INDUSTRIAL CONGLOMERATES
    6,600   Alfa, S.A. (Class A)                                          33,151
                                                                    ------------
            MAJOR TELECOMMUNICATIONS
  241,500   Telefonos de Mexico S.A. de C.V. (Series L)                  265,946
                                                                    ------------
            MISCELLANEOUS MANUFACTURING
   14,700   Grupo Carso S.A. de C.V. (Series A1)                          35,191
                                                                    ------------
            OTHER METALS/MINERALS
   21,400   Grupo Mexico S.A. de C.V. (Series B)                          75,010
                                                                    ------------
            REAL ESTATE DEVELOPMENT
    7,400   Corporacion GEO, S.A. de C.V. (Series B)*                     27,736
                                                                    ------------
            REGIONAL BANKS
   26,400   Grupo Financiero Banorte S.A. de C.V. (O Shares)              68,805
                                                                    ------------
            WIRELESS TELECOMMUNICATIONS
  359,000   America Movil S.A. de C.V. (Series L)                        662,250
                                                                    ------------
            Total Mexico                                               2,170,920
                                                                    ------------
            Netherlands (3.3%)
            AEROSPACE & DEFENSE
    8,611   European Aeronautic Defence and Space Co.*                   339,815
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            AIR FREIGHT/COURIERS
   19,746   TNT NV                                                   $   710,976
                                                                     -----------
            BEVERAGES: ALCOHOLIC
   19,457   Heineken NV                                                  788,203
                                                                     -----------
            CHEMICALS: MAJOR DIVERSIFIED
    4,421   Koninklijke DSM NV                                           201,684
                                                                     -----------
            ELECTRONIC EQUIPMENT/
            INSTRUMENTS
    3,463   Oce NV                                                        57,670
                                                                     -----------
            ELECTRONIC PRODUCTION
            EQUIPMENT
   15,175   ASML Holding NV*                                             321,632
                                                                     -----------
            FINANCIAL CONGLOMERATES
   58,616   ING Groep NV (Share Certificates)                          2,385,625
                                                                     -----------
            FOOD: MAJOR DIVERSIFIED
   18,935   Unilever NV
            (Share Certificates)                                       1,367,611
                                                                     -----------
            INDUSTRIAL CONGLOMERATES
   25,952   Koninklijke (Royal)
            Philips Electronics NV                                       895,468
                                                                     -----------
            INDUSTRIAL SPECIALTIES
    8,069   Akzo Nobel NV                                                464,608
                                                                     -----------
            INVESTMENT BANKS/BROKERS
    3,887   Euronext NV                                                  347,437
                                                                     -----------
            LIFE/HEALTH INSURANCE
   61,981   Aegon NV                                                   1,131,485
                                                                     -----------
            MAJOR BANKS
   55,335   ABN AMRO Holding NV                                        1,653,814
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
   46,978   Koninklijke (Royal) KPN NV                                   551,780
                                                                     -----------
            PERSONNEL SERVICES
    1,070   Vedior NV
            (Share Cerrificates)                                          24,946
                                                                     -----------
            PUBLISHING: BOOKS/MAGAZINES
   12,027   Reed Elsevier NV                                             178,286
    4,530   VNU NV                                                       155,506
    6,341   Wolters Kluwer NV (Share Certificates)                   $   165,196
                                                                     -----------
                                                                         498,988
                                                                     -----------
            REAL ESTATE DEVELOPMENT
    2,059   Rodamco Europe NV                                            221,578
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS
    2,509   Corio NV                                                     158,743
    1,022   Wereldhave NV                                                106,630
                                                                     -----------
                                                                         265,373
                                                                     -----------
            SEMICONDUCTORS
    8,967   STMicroelectronics NV                                        164,827
                                                                     -----------
            Total Netherlands                                         12,393,520
                                                                     -----------
            Norway (0.6%)
            CHEMICALS: AGRICULTURAL
    6,967   Yara International ASA                                       112,065
                                                                     -----------
            FINANCIAL CONGLOMERATES
    9,153   DNB NOR ASA                                                  126,830
                                                                     -----------
            FOOD: SPECIALTY/CANDY
    8,750   Orkla ASA                                                    460,168
                                                                     -----------
            INDUSTRIAL CONGLOMERATES
    4,687   Norsk Hydro ASA                                              720,867
                                                                     -----------
            INTEGRATED OIL
   18,400   Statoil ASA                                                  605,351
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
   20,900   Telenor ASA                                                  242,184
                                                                     -----------
            MISCELLANEOUS MANUFACTURING
      515   Tomra Systems ASA                                              5,112
                                                                     -----------
            PULP& PAPER
    5,700   Norske Skogindustrier ASA                                     87,759
                                                                     -----------
            TELECOMMUNICATION EQUIPMENT
    5,200   Tandberg ASA                                                  52,882
    2,700   Tandberg Television ASA*                                      54,260
                                                                     -----------
                                                                         107,142
                                                                     -----------
            Total Norway                                               2,467,478
                                                                     -----------
            Poland (0.6%)
            ALUMINUM
118         Grupa Kety S.A.                                                5,382
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY SERVICES
      733   Prokom Software S.A.                                      $   35,223
                                                                      ----------
            MAJOR TELECOMMUNICATIONS
   47,214   Telekomunikacja
            Polska S.A.                                                  346,087
                                                                      ----------
            OIL REFINING/MARKETING
   20,425   Polski Koncern Naftowy
            Orlen S.A.                                                   425,867
                                                                      ----------
            OTHER METALS/MINERALS
    8,725   KGHM Polska Miedz S.A.                                       319,779
                                                                      ----------
            PUBLISHING: NEWSPAPERS
    2,517   Agora S.A.                                                    36,654
                                                                      ----------
            REGIONAL BANKS
    5,378   Bank Pekao S.A.                                              360,928
      666   Bank Przemyslowo-
            Handlowy BPH                                                 171,843
    1,784   Bank Zachodni WBK S.A.                                       108,104
   25,556   Powszechna Kasa Oszczednosci Bank Polski S.A.                321,375
                                                                      ----------
                                                                         962,250
                                                                      ----------
            Total Poland                                               2,131,242
                                                                      ----------
            Portugal (0.2%)
            CABLE/SATELLITE TV
    1,832   PT Multimedia - Servicos de
            Telecomunicacoes
            e Multimedia, SGPS, S.A.                                      22,373
                                                                      ----------
            ELECTRIC UTILITIES
   25,212   Energias de Portugal, S.A.                                    99,239
                                                                      ----------
            MAJOR TELECOMMUNICATIONS
   19,095   Portugal Telecom, SGPS, S.A. (Registered Shares)             243,071
                                                                      ----------
            OTHER TRANSPORTATION
   13,568   Brisa-Auto Estradas de
            Portugal, S.A.
            (Private Shares)                                             142,759
                                                                      ----------
            REGIONAL BANKS
   60,644   Banco Comercial Portugues,
            S.A. (Registered Shares)                                     185,151
                                                                      ----------
            Total Portugal                                               692,593
                                                                      ----------
            Russia (1.4%)
            ELECTRIC UTILITIES
    4,070   RAO Unified Energy System (Registered Shares) (GDR)       $  311,355
                                                                      ----------
            INTEGRATED OIL
   24,900   Lukoil (Sponsored ADR)                                     2,248,470
                                                                      ----------
            OIL & GAS PIPELINES
   10,360   Gazprom (Sponsored ADR)
            (Registered Shares)                                          471,380
                                                                      ----------
            OIL & GAS PRODUCTION
    6,900   Surgutneftegaz
            (Sponsored ADR)                                              598,575
    3,200   Tatneft (Sponsored ADR)                                      381,760
                                                                      ----------
                                                                         980,335
                                                                      ----------
            OTHER METALS/MINERALS
    3,700   JSC MMC Norilsk
            Nickel (ADR)                                                 486,550
                                                                      ----------
            PRECIOUS METALS
    4,600   ZAO Polyus Gold Co. (Non-
            registered Shares)*#                                         218,500
                                                                      ----------
            WIRELESS TELECOMMUNICATIONS
    6,400   Mobile Telesystems
            (Sponsored ADR)                                              209,024
    7,600   OAO VimpelCom
            (Sponsored ADR)*                                             353,780
                                                                      ----------
                                                                         562,804
                                                                      ----------
            Total Russia                                               5,279,394
                                                                      ----------
            Singapore (1.6%)
            AEROSPACE & DEFENSE
   83,334   Singapore Technologies
            Engineering Ltd.                                             164,444
                                                                      ----------
            AIR FREIGHT/COURIERS
  104,000   Singapore Post Ltd.                                           74,328
                                                                      ----------
            AIRLINES
   34,000   Singapore Airlines Ltd.                                      305,357
                                                                      ----------
            COMPUTER PERIPHERALS
    3,543   Creative Technology Ltd.                                      23,081
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS
   17,696   Venture Corp., Ltd.                                       $  151,095
                                                                      ----------
            ELECTRONIC PRODUCTION EQUIPMENT
   80,000   STATS ChipPAC Ltd.*                                           68,307
                                                                      ----------
            HOSPITAL/NURSING MANAGEMENT
   40,000   Parkway Holdings Ltd.                                         66,030
                                                                      ----------
            HOTELS/RESORTS/CRUISELINES
   3,962    Overseas Union Enterprise Ltd.                                23,179
                                                                      ----------
            INDUSTRIAL CONGLOMERATES
   11,000   Fraser & Neave Ltd.                                          153,754
   34,000   Keppel Corp., Ltd.                                           329,011
                                                                      ----------
                                                                         482,765
                                                                      ----------
            INVESTMENT BANKS/BROKERS
   51,479   Singapore Exchange Ltd.                                      140,004
                                                                      ----------
            MAJOR BANKS
   66,393   DBS Group Holdings Ltd.                                      747,451
  156,078   Oversea-Chinese Banking Corp., Ltd.                          671,261
                                                                      ----------
                                                                       1,418,712
                                                                      ----------
            MAJOR TELECOMMUNICATIONS
  411,632   Singapore Telecommunications Ltd.                            713,346
                                                                      ----------
            MARINE SHIPPING
   48,000   Cosco Corp Ltd.                                               43,413
   31,000   Neptune Orient Lines Ltd.                                     44,703
                                                                      ----------
                                                                          88,116
                                                                      ----------
            OTHER TRANSPORTATION
  109,068   ComfortDelGro Corp. Ltd.                                     111,062
                                                                      ----------
            PUBLISHING: NEWSPAPERS
   97,328   Singapore Press Holdings Ltd.                                263,465
                                                                      ----------
            REAL ESTATE DEVELOPMENT
   66,000   Capitaland Ltd.                                              204,541
   33,455   City Developments Ltd.                                       213,709
   24,000   Keppel Land Ltd.                                              71,950
   10,000   Singapore Land Ltd.                                           43,641
   33,673   United Overseas Land Ltd.                                     65,169
                                                                      ----------
                                                                         599,010
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS
   61,000   Ascendas Real Estate Investment Trust                     $   87,964
   48,700   CapitaMall Trust                                              73,615
    4,800   K-REIT Asia*                                                   4,523
                                                                      ----------
                                                                         166,102
                                                                      ----------
            REGIONAL BANKS
   71,489   United Overseas Bank Ltd.                                    737,000
                                                                      ----------
            SEMICONDUCTORS
   72,000   Chartered Semiconductor Manufacturing Ltd.*                   81,968
                                                                      ----------
            SPECIALTY STORES
    7,031   Jardine Cycle & Carriage Ltd.                                 49,805
                                                                      ----------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
   54,511   SembCorp Industries Ltd.                                     124,116
   35,000   SembCorp Marine Ltd.                                          67,738
                                                                      ----------
                                                                         191,854
                                                                      ----------
            Total Singapore                                            5,919,030
                                                                      ----------
            Spain (1.5%)
            APPAREL/FOOTWEAR RETAIL
    2,894   Industria de Diseno Textil, S.A.                             117,747
                                                                      ----------
            BANKING
   12,150   Banco Popular Espanol S.A.                                   183,481
                                                                      ----------
            BROADCASTING
      759   Antena 3 Television S.A.                                      19,994
                                                                      ----------
            ELECTRIC UTILITIES
   10,272   Endesa, S.A.                                                 341,085
    8,421   Iberdrola S.A.                                               274,310
    2,173   Union Fenosa, S.A.                                            84,026
                                                                      ----------
                                                                         699,421
                                                                      ----------
            ENGINEERING & CONSTRUCTION
      433   Acciona S.A.                                                  74,484
    3,780   ACS, Actividades de Construccion y Servicios, S.A.           156,943

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
    2,956   Cintra Concesiones de
            Infraestructuras de Transporte S.A.                       $   40,090
      476   Fomento de Construcciones y Contratas S.A.                    38,614
      966   Grupo Ferrovial, S.A.                                         79,277
                                                                      ----------
                                                                         389,408
                                                                      ----------
            GAS DISTRIBUTORS
   18,484   Gas Natural SDG, S.A.                                        563,863
                                                                      ----------
            INFORMATION TECHNOLOGY SERVICES
      921   Indra Sistemas S.A.                                           18,963
                                                                      ----------
            INTEGRATED OIL
   12,719   Repsol YPF, S.A.                                             379,976
                                                                      ----------
            MAJOR BANKS
   43,120   Banco Bilbao Vizcaya Argentaria, S.A.                        952,547
   60,460   Banco Santander Central Hispano S.A.                         937,436
                                                                      ----------
                                                                       1,889,983
                                                                      ----------
            MAJOR TELECOMMUNICATIONS
   67,551   Telefonica S.A.                                            1,082,324
                                                                      ----------
            OTHER TRANSPORTATION
    5,791   Abertis Infraestructuras S.A.                                152,840
                                                                      ----------
            REAL ESTATE DEVELOPMENT
    1,071   Sacyr Vallehermoso S.A.                                       37,103
                                                                      ----------
            STEEL
    3,562   Acerinox, S.A.                                                59,903
                                                                      ----------
            TOBACCO
    4,483   Altadis, S.A.                                                212,769
                                                                      ----------
            WATER UTILITIES
    2,396   Sociedad General de Aguas de Barcelona, S.A. (Class A)        66,955
                                                                      ----------
            Total Spain                                                5,874,730
                                                                      ----------
            Sweden (2.1%)
            ADVERTISING/MARKETING SERVICES
    3,300   Eniro AB                                                      36,184
                                                                      ----------
            APPAREL/FOOTWEAR RETAIL
    9,850   Hennes & Mauritz AB (B Shares)                            $  373,831
                                                                      ----------
            BROADCASTING
    1,050   Modern Times Group MTG AB (B Shares)*                         57,601
                                                                      ----------
            ELECTRONICS/APPLIANCES
    6,300   Electrolux AB (Series B)                                     188,628
                                                                      ----------
            ENGINEERING & CONSTRUCTION
   12,080   Skanska AB (B Shares)                                        209,138
                                                                      ----------
            HOUSEHOLD/PERSONAL CARE
    6,086   Svenska Cellulosa AB (B Shares)                              275,603
                                                                      ----------
            INDUSTRIAL MACHINERY
      650   Alfa Laval AB                                                 21,139
   10,200   Assa Abloy AB (B Shares)                                     197,366
   11,160   Atlas Copco AB (A Shares)                                    329,595
    7,407   Atlas Copco AB (B Shares)                                    202,160
    6,309   Sandvik AB                                                   410,348
                                                                      ----------
                                                                       1,160,608
                                                                      ----------
            INFORMATION TECHNOLOGY SERVICES
   10,375   WM-data AB (B Shares)                                         35,361
                                                                      ----------
            LIFE/HEALTH INSURANCE
   15,962   Skandia Forsakrings AB                                       105,120
                                                                      ----------
            MAJOR BANKS
   14,800   Skandinaviska Enskilda Banken AB (A Shares)                  372,788
   24,500   Svenska Handelsbanken AB (A Shares)                          703,612
                                                                      ----------
                                                                       1,076,400
                                                                      ----------
            MAJOR TELECOMMUNICATIONS
    4,105   Tele2 AB (B Shares)                                           51,978
   42,848   TeliaSonera AB                                               265,891
                                                                      ----------
                                                                         317,869
                                                                      ----------
            MEDICAL SPECIALTIES
    5,000   Getinge AB (B Shares)                                         86,564
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            METAL FABRICATIONS
    8,408   SKF AB (B Shares)                                        $   144,424
                                                                     -----------
            MISCELLANEOUS COMMERCIAL SERVICES
    2,000   Securitas AB (B Shares)                                       41,686
                                                                     -----------
            PULP & PAPER
    1,650   Holmen AB (B Shares)                                          71,471
                                                                     -----------
            REGIONAL BANKS
   86,984   Nordea Bank AB                                             1,119,117
                                                                     -----------
            STEEL
    1,900   SSAB Svenskt Stal AB (Series A)                              111,970
    1,900   SSAB Svenskt Stal AB (Series A) (Rights)* ++                     658
                                                                     -----------
                                                                         112,628
                                                                     -----------
            TELECOMMUNICATION EQUIPMENT
  468,552   Telefonaktiebolaget LM Ericsson (B Shares)                 1,666,924
                                                                     -----------
            TOBACCO
   17,400   Swedish Match AB                                             261,077
                                                                     -----------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
    3,100   Scania AB (B Shares)                                         144,171
    3,257   Volvo AB (A Shares)                                          160,539
    6,730   Volvo AB (B Shares)                                          338,122
                                                                     -----------
                                                                         642,832
                                                                     -----------
            Total Sweden                                               7,983,066
                                                                     -----------
            Switzerland (5.5%)
            BIOTECHNOLOGY
      162   Serono SA (B Shares)                                         106,268
                                                                     -----------
            BUILDING PRODUCTS
      126   Geberit AG (Registered Shares)                               146,927
    2,660   Schindler Holding AG                                         145,765
                                                                     -----------
                                                                         292,692
                                                                     -----------
            CHEMICALS: AGRICULTURAL
    3,314   Syngenta AG (Registered Shares)*                             462,021
                                                                     -----------
            CHEMICALS: SPECIALTY
    2,064   Ciba Specialty Chemicals AG (Registered Shares)          $   126,578
    7,002   Clariant AG (Registered Shares)*                             108,904
    1,180   Lonza Group AG (Registered Shares)                            83,681
                                                                     -----------
                                                                         319,163
                                                                     -----------
            COMPUTER PERIPHERALS
    2,605   Logitech International SA (Registered Shares)*               108,113
                                                                     -----------
            CONSTRUCTION MATERIALS
    6,156   Holcim Ltd. (Registered Shares)                              515,935
                                                                     -----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
    1,204   Kudelski S.A. - Bearer                                        31,485
                                                                     -----------
            FINANCIAL CONGLOMERATES
   33,494   UBS AG (Registered Shares)                                 3,967,780
                                                                     -----------
            FOOD: MAJOR DIVERSIFIED
   13,337   Nestle S.A. (Registered Shares)                            4,065,372
                                                                     -----------
            HOUSEHOLD/PERSONAL CARE
      220   Givaudan S.A. (Registered Shares)                            184,560
                                                                     -----------
            INDUSTRIAL CONGLOMERATES
   53,188   ABB Ltd. (Registered Shares)*                                758,665
                                                                     -----------
            MAJOR BANKS
   24,316   Credit Suisse Group (Registered Shares)                    1,526,486
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
      551   Swisscom AG (Registered Shares)                              183,718
                                                                     -----------
            MEDICAL SPECIALTIES
      826   Nobel Biocare Holding AG Bearer*                             204,020

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
      373   Straumann Holding AG (Registered Shares)                 $    91,679
    1,752   Synthes, Inc.                                                217,429
                                                                     -----------
                                                                         513,128
                                                                     -----------
            MISCELLANEOUS COMMERCIAL SERVICES
       22   SGS SA (Registered Shares)                                    21,754
                                                                     -----------
            MULTI-LINE INSURANCE
    1,684   Zurich Financial Services AG (Registered Shares)*            409,499
                                                                     -----------
            OTHER CONSUMER SPECIALTIES
   11,577   Compagnie Financiere Richemont AG (Series A) (Units)+        599,422
      744   Swatch Group AG (B Shares)                                   133,343
    1,528   Swatch Group AG (Registered Shares)                           56,027
                                                                     -----------
                                                                         788,792
                                                                     -----------
            PERSONNEL SERVICES
      288   Adecco S.A. (Registered Shares)                               17,848
                                                                     -----------
            PHARMACEUTICALS: MAJOR
   61,698   Novartis AG (Registered Shares)                            3,537,604
   18,564   Roche Holding AG                                           2,852,893
                                                                     -----------
                                                                       6,390,497
                                                                     -----------
            PROPERTY - CASUALTY INSURERS
    2,259   Swiss Re (Registered Shares)                                 164,751
                                                                     -----------
            SPECIALTY STORES
       82   Valora Holding AG (Registered Shares)*                        19,610
                                                                     -----------
            Total Switzerland                                         20,848,137
                                                                     -----------
            Thailand (0.5%)
            AIRLINES
   31,900   Thai Airways International PCL (Alien Shares)                 40,369
                                                                     -----------
            CHEMICALS: SPECIALTY
   17,000   PTT Chemical PCL (Alien Shares)                          $    39,177
                                                                     -----------
            COAL
    8,200   Banpu PCL (Alien Shares)                                      33,643
                                                                     -----------
            CONSTRUCTION MATERIALS
    8,300   Siam Cement PCL (The)*                                        52,628
   18,800   Siam Cement PCL (The) (Alien Shares)                         127,220
    2,100   Siam City Cement PCL (Alien Shares)                           15,106
                                                                     -----------
                                                                         194,954
                                                                     -----------
            ELECTRIC UTILITIES
   20,700   Rarchaburi Electricity Generating Holding PCL (Alien
               Shares)                                                    21,370
                                                                     -----------
            ELECTRONIC COMPONENTS
   34,900   Hana Microelectronics PCL (Alien Shares)                      26,732
                                                                     -----------
            ENGINEERING & CONSTRUCTION
   62,200   Italian-Thai Development PCL (Alien Shares)                   11,931
                                                                     -----------
            FINANCE/RENTAL/LEASING
   41,500   Thanachart Capital PCL*                                       17,911
   20,700   TISCO Bank PCL*                                               15,717
                                                                     -----------
                                                                          33,628
                                                                     -----------
            HOME BUILDING
   92,800   Land & Houses PCL*                                            20,891
  128,900   Land & Houses PCL (Alien Shares)                              30,220
                                                                     -----------
                                                                          51,111
                                                                     -----------
            MAJOR BANKS
   28,200   Kasikornbank PCL*                                             49,586
   72,700   Kasikornbank PCL (Alien Shares)                              131,706
                                                                     -----------
                                                                         181,292
                                                                     -----------
            OIL & GAS PRODUCTION
   77,500   PTT Exploration and Production PCL (Alien Shares)            260,157
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            OIL REFINING/MARKETING
   47,700   PTT PCL (Alien Shares)                                    $  327,870
                                                                      ----------
            OTHER TRANSPORTATION
   26,800   Airports of Thailand PCL (Alien Shares)                       41,769
                                                                      ----------
            REGIONAL BANKS
   18,700   Bangkok Bank PCL*                                             56,297
   51,800   Bangkok Bank PCL (Alien Shares)                              164,225
  174,800   Krung Thai Bank PCL (Alien Shares)                            57,281
   49,700   Siam Commercial Bank PCL (Alien Shares)                       86,066
                                                                      ----------
                                                                         363,869
                                                                      ----------
            SPECIALTY TELECOMMUNICATIONS
  104,000   True Corp. PCL (Alien Shares)*                                27,292
                                                                      ----------
            TELECOMMUNICATION EQUIPMENT
   88,100   Shin Corporation PCL (Allien Shares)*                         88,605
                                                                      ----------
            WIRELESS TELECOMMUNICATIONS
   46,600   Advanced Info Service PCL (Alien Shares)                     110,494
                                                                      ----------
            Total Thailand                                             1,854,263
                                                                      ----------
            Turkey (1.3%)
            AIRLINES
    5,378   Turk Hava Yollari Anonim Ortakligi*                           29,460
                                                                      ----------
            BEVERAGES: ALCOHOLIC
    2,410   Anadolu Efes Biracilik ve Malt Sanayii A.S.                   80,576
                                                                      ----------
            ELECTRONICS/APPLIANCES
   20,980   Arcelik A.S.                                                 177,541
                                                                      ----------
            FINANCIAL CONGLOMERATES
   73,928   Haci Omer Sabanci Holding A.S.                               349,110
                                                                      ----------
            FOOD RETAIL
   14,382   Migros Turk TAS                                              199,946
                                                                      ----------
            INDUSTRIAL SPECIALTIES
    5,176   Trakya Cam Sanayii A.S.                                   $   23,074
   15,503   Turk Sise ve Cam Fabrikalari A.S.                             68,525
                                                                      ----------
                                                                          91,599
                                                                      ----------
            MISCELLANEOUS MANUFACTURING
   44,112   Dogan Sirketler Grubu Holding A.S.*                          209,978
                                                                      ----------
            MOTOR VEHICLES
   12,467   Ford Otomotiv Sanayi A.S.                                    124,340
   35,135   Koc Holding A.S.                                             192,466
                                                                      ----------
                                                                         316,806
                                                                      ----------
            OIL REFINING/MARKETING
   14,625   Tupras-Turkiye Petrol Rafinerileri A.S.                      309,407
                                                                      ----------
            PUBLISHING: NEWSPAPERS
   26,467   Dogan Yayin Holding A.S.*                                    133,985
   15,186   Hurriyet Gazetecilik ve Matbaacilik A.S.                      55,650
                                                                      ----------
                                                                         189,635
                                                                      ----------
            REGIONAL BANKS
   84,559   Akbank T.A.S.                                                702,795
  130,530   Turkiye Garanti Bankasi A.S.                                 537,505
   90,546   Turkiye Is Bankasi                                           759,396
  105,970   Yapi ve Kredi Bankasi A.S.*                                  248,212
                                                                      ----------
                                                                       2,247,908
                                                                      ----------
            STEEL
   47,688   Eregli Demir ve Celik Fabrikalari T.A.S.                     284,651
                                                                      ----------
            WIRELESS TELECOMMUNICATIONS
   48,927   Turkcell Iletisim
            Hizmetleri A.S.                                              310,530
                                                                      ----------
            Total Turkey                                               4,797,147
                                                                      ----------
            United Kingdom (19.8%)
            ADVERTISING/MARKETING SERVICES
   24,932   Aegis Group PLC                                               62,051
   21,369   WPP Group PLC                                                263,773
   14,406   Yell Group PLC                                               135,010
                                                                      ----------
                                                                         460,834
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            AEROSPACE & DEFENSE
  110,713   BAE Systems PLC                                           $  842,778
   38,156   Cobham PLC                                                   128,878
   17,474   Meggitt PLC                                                  107,210
   62,758   Rolls-Royce Group PLC*                                       545,243
3,376,380   Rolls-Royce Group PLC (B Shares)                               6,341
                                                                      ----------
                                                                       1,630,450
                                                                      ----------
            AIRLINES
   22,904   British Airways PLC*                                         140,421
                                                                      ----------
            APPAREL/FOOTWEAR
    6,273   Burberry Group PLC                                            53,928
   17,462   GUS PLC                                                      327,299
                                                                      ----------
                                                                         381,227
                                                                      ----------
            BEVERAGES: ALCOHOLIC
  111,898   Diageo PLC                                                 1,846,414
                                                                      ----------
            BROADCASTING
   83,738   ITV PLC                                                      175,581
                                                                      ----------
            CABLE/SATELLITE TV
   24,255   British Sky Broadcasting Group PLC                           232,398
                                                                      ----------
            CASINO/GAMING
   26,296   Ladbrokes PLC                                                201,133
   19,089   William Hill PLC                                             220,838
                                                                      ----------
                                                                         421,971
                                                                      ----------
            CHEMICALS: MAJOR DIVERSIFIED
   34,966   Imperial Chemical Industries PLC                             227,919
    6,540   Johnson Matthey PLC                                          175,646
                                                                      ----------
                                                                         403,565
                                                                      ----------
            CHEMICALS: SPECIALTY
   14,729   BOC Group PLC                                                418,407
                                                                      ----------
            CONSTRUCTION MATERIALS
   21,216   Hanson PLC                                                   283,354
                                                                      ----------
            CONTAINERS/PACKAGING
   16,590   Rexam PLC                                                    164,855
                                                                      ----------
            DEPARTMENT STORES
   35,535   Marks & Spencer Group PLC                                 $  379,351
    5,586   Next PLC                                                     164,181
                                                                      ----------
                                                                         543,532
                                                                      ----------
            DRUGSTORE CHAINS
   14,089   Boots Group PLC                                              180,076
                                                                      ----------
            ELECTRIC UTILITIES
    5,887   International Power PLC                                       31,960
  101,431   National Grid PLC                                          1,064,325
   32,355   Scottish & Southern Energy PLC                               663,670
   68,853   Scottish Power PLC                                           703,650
    3,486   United Utilities PLC                                          42,649
                                                                      ----------
                                                                       2,506,254
                                                                      ----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
   82,250   Invensys PLC*                                                 35,617
                                                                      ----------
            ELECTRONICS/APPLIANCE STORES
   42,646   DSG International PLC                                        142,877
    5,842   Kesa Electricals PLC                                          33,766
                                                                      ----------
                                                                         176,643
                                                                      ----------
            ENGINEERING & CONSTRUCTION
    8,965   AMEC PLC                                                      64,321
   18,194   Balfour Beatty PLC                                           119,092
                                                                      ----------
                                                                         183,413
                                                                      ----------
            FINANCE/RENTAL/LEASING
    1,021   Provident Financial PLC                                       11,579
                                                                      ----------
            FINANCIAL CONGLOMERATES
      520   Close Brother Group PLC                                       10,169
  130,312   Lloyds TSB Group PLC                                       1,267,585
                                                                      ----------
                                                                       1,277,754
                                                                      ----------
            FINANCIAL PUBLISHING/SERVICES
   32,353   Reuters Group PLC                                            229,468
                                                                      ----------
            FOOD RETAIL
   37,208   Sainsbury (J) PLC                                            226,760
  199,991   Tesco PLC                                                  1,165,036
                                                                      ----------
                                                                       1,391,796
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            FOOD: MAJOR DIVERSIFIED
  102,025   Unilever PLC                                             $ 1,083,579
                                                                     -----------
            FOOD: SPECIALTY/CANDY
   69,736   Cadbury Schweppes PLC                                        691,694
   24,477   Tate & Lyle PLC                                              247,690
                                                                     -----------
                                                                         939,384
                                                                     -----------
            GAS DISTRIBUTORS
   86,007   Centrica PLC                                                 468,489
                                                                     -----------
            HOME BUILDING
    5,554   Barratt Developments PLC                                     100,456
    2,533   Bellway PLC                                                   55,421
    2,653   Berkeley Group Holdings
            PLC (The) (Units) +*                                          55,676
    6,251   Persimmon PLC                                                149,307
   13,584   Taylor Woodrow PLC                                            94,860
    9,081   Wimpey (George) PLC                                           86,678
                                                                     -----------
                                                                         542,398
                                                                     -----------
            HOME IMPROVEMENT CHAINS
   25,781   Kingfisher PLC                                               105,882
                                                                     -----------
            HOTELS/RESORTS/CRUISELINES
    8,005   Carnival PLC                                                 396,706
   21,783   InterContinental Hotels
            Group PLC                                                    384,063
                                                                     -----------
                                                                         780,769
                                                                     -----------
            HOUSEHOLD/PERSONAL CARE
   32,476   Reckitt Benckiser PLC                                      1,183,678
                                                                     -----------
            INDUSTRIAL CONGLOMERATES
   18,841   Smiths Group PLC                                             350,227
   32,006   Tomkins PLC                                                  197,683
                                                                     -----------
                                                                         547,910
                                                                     -----------
            INDUSTRIAL MACHINERY
    8,278   FKI PLC                                                       17,697
                                                                     -----------
            INDUSTRIAL SPECIALTIES
   59,683   Pilkington PLC                                               177,105
                                                                     -----------
            INFORMATION TECHNOLOGY SERVICES
   32,226   LogicaCMG PLC                                                105,176
   18,461   Misys PLC                                                     70,013
                                                                     -----------
                                                                         175,189
                                                                     -----------
            INTEGRATED OIL
  102,822   BG Group PLC                                             $ 1,381,693
  600,455   BP PLC                                                     7,406,387
  114,485   Royal Dutch Shell PLC
            (A Shares)                                                 3,915,972
   79,987   Royal Dutch Shell PLC
            (B Shares)                                                 2,859,928
                                                                     -----------
                                                                      15,563,980
                                                                     -----------
            INVESTMENT BANKS/BROKERS
    1,939   ICAP PLC                                                      18,419
    1,017   London Stock Exchange PLC                                     22,938
                                                                     -----------
                                                                          41,357
                                                                     -----------
            INVESTMENT MANAGERS
    2,241   3I GROUP PLC                                                  36,447
    2,920   Amvescap PLC                                                  31,918
    1,177   Man Group PLC                                                 54,230
      497   Schroders PLC                                                 10,231
                                                                     -----------
                                                                         132,826
                                                                     -----------
            LIFE/HEALTH INSURANCE
   66,764   Friends Provident PLC                                        239,505
   62,790   Prudential PLC                                               736,711
                                                                     -----------
                                                                         976,216
                                                                     -----------
            MAJOR BANKS
  162,879   Barclays PLC                                               2,034,294
   93,435   HBOS PLC                                                   1,639,715
  267,808   HSBC Holdings PLC                                          4,626,589
   70,690   Royal Bank of Scotland
            Group PLC                                                  2,308,403
                                                                     -----------
                                                                      10,609,001
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
  231,894   BT Group PLC                                                 927,016
                                                                     -----------
            MARINE SHIPPING
   11,499   Associated British Ports
            Holdings PLC                                                 153,262
                                                                     -----------
            MEDICAL DISTRIBUTORS
    1,010   Alliance Unichem PLC                                          16,362
                                                                     -----------
            MEDICAL SPECIALTIES
   24,569   Smith & Nephew PLC                                           203,153
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            MISCELLANEOUS COMMERCIAL
            SERVICES
   19,407   BBA Group PLC                                             $   92,885
    2,895   Brambles Industries PLC                                       23,938
   15,188   GKN PLC                                                       86,815
    4,556   Group 4 Securicor PLC                                         15,783
    7,234   Rentokil Initial PLC                                          21,071
    1,852   Serco Group PLC                                               11,346
                                                                      ----------
                                                                         251,838
                                                                      ----------
            MISCELLANEOUS MANUFACTURING
   14,539   IMI PLC                                                      149,113
                                                                      ----------
            MOTOR VEHICLES
    2,453   TI Automotive Ltd. ++*                                             0
                                                                      ----------
            MOVIES/ENTERTAINMENT
   18,698   EMI Group PLC                                                 96,140
                                                                      ----------
            MULTI-LINE INSURANCE
   87,206   Aviva PLC                                                  1,273,612
  221,199   Legal & General Group PLC                                    558,587
      793   Resolution PLC                                                 9,051
   91,117   Royal & Sun Alliance
            Insurance Group PLC                                          229,264
                                                                      ----------
                                                                       2,070,514
                                                                      ----------
            OTHER METALS/MINERALS
   40,982   Anglo American PLC                                         1,744,770
   71,829   BHP Billiton PLC                                           1,478,604
   31,121   Rio Tinto PLC                                              1,711,366
                                                                      ----------
                                                                       4,934,740
                                                                      ----------
            OTHER TRANSPORTATION
    5,161   Arriva PLC                                                    54,531
   41,037   BAA PLC                                                      634,123
   14,700   FirstGroup PLC                                               111,498
   20,281   Stagecoach Group PLC                                          40,122
                                                                      ----------
                                                                         840,274
                                                                      ----------
            PACKAGED SOFTWARE
   45,488   Sage Group PLC (The)                                         207,346
                                                                      ----------
            PERSONNEL SERVICES
    2,643   Capita Group PLC                                              22,444
    6,365   Hays PLC                                                      19,613
                                                                      ----------
                                                                          42,057
                                                                      ----------
            PHARMACEUTICALS: MAJOR
   56,025   AstraZeneca PLC                                           $3,095,157
  191,109   GlaxoSmithKline PLC                                        5,421,867
                                                                      ----------
                                                                       8,517,024
                                                                      ----------
            PUBLISHING: BOOKS/MAGAZINES
    5,933   EMAP PLC                                                      95,087
   17,454   Pearson PLC                                                  241,861
   27,547   Reed Elsevier PLC                                            273,734
                                                                      ----------
                                                                         610,682
                                                                      ----------
            PUBLISHING: NEWSPAPERS
    7,098   Daily Mail and
            General Trust                                                 88,263
    6,431   United Business Media PLC                                     83,897
                                                                      ----------
                                                                         172,160
                                                                      ----------
            PULP & PAPER
   13,191   Bunzl PLC                                                    167,035
                                                                      ----------
            RAILROADS
    4,939   National Express
            Group PLC                                                     80,642
                                                                      ----------
            REAL ESTATE DEVELOPMENT
   12,909   British Land Company PLC                                     295,624
    7,096   Hammerson PLC                                                150,600
   11,528   Land Securities Group PLC                                    389,692
    6,211   Liberty International PLC                                    129,213
   10,122   Slough Estates PLC                                           112,947
                                                                      ----------
                                                                       1,078,076
                                                                      ----------
            RESTAURANTS
   96,556   Compass Group PLC                                            416,360
   16,452   Enterprise Inns PLC                                          279,871
   24,591   Mitchells & Butlers PLC                                      220,709
   11,771   Punch Taverns PLC                                            188,008
   12,007   Whitbread PLC                                                245,194
                                                                      ----------
                                                                       1,350,142
                                                                      ----------
            SEMICONDUCTORS
   38,464   ARM Holdings PLC                                              95,379
                                                                      ----------
            SPECIALTY STORES
    9,191   MFI Furniture Group PLC                                       18,434
   34,293   Signet Group PLC                                              66,278
                                                                      ----------
                                                                          84,712
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            STEEL
  131,975   Corus Group PLC                                         $    203,332
                                                                    ------------
            TOBACCO
   33,030   British American Tobacco PLC                                 844,335
   14,042   Imperial Tobacco Group PLC                                   436,271
                                                                    ------------
                                                                       1,280,606
                                                                    ------------
            WATER UTILITIES
   18,643   Kelda Group PLC                                              261,057
   16,390   Severn Trent PLC                                             345,757
                                                                    ------------
                                                                         606,814
                                                                    ------------
            WHOLESALE DISTRIBUTORS
   19,234   Electrocomponents PLC                                         93,898
   19,965   Wolseley PLC                                                 499,802
                                                                    ------------
                                                                         593,700
                                                                    ------------
            WIRELESS TELECOMMUNICATIONS
1,699,108   Vodafone Group PLC                                         4,011,889
                                                                    ------------
            Total United Kingdom                                      75,185,077
                                                                    ------------
            Total Common Stocks (COST $254,391,945)                  365,618,186
                                                                    ------------
            Preferred Stocks (1.4%)
            Brazil (1.0%)
            AEROSPACE & DEFENSE
    8,422   Empresa Brasileira de Aeronautica S.A.                        81,256
                                                                    ------------
            BEVERAGES: ALCOHOLIC
  413,692   Companhia de Bebidas das Americas                            190,158
                                                                    ------------
            CONTAINERS/PACKAGING
   15,500   Klabin S.A.                                                   39,706
                                                                    ------------
            ELECTRIC UTILITIES
2,777,027   Centrais Eletricas Brasileiras S.A. (Class B)                 72,866
2,447,000   Companhia Energetica de Minas Gerais                         117,798
                                                                    ------------
                                                                         190,664
                                                                    ------------
            FOOD: MEAT/FISH/DAIRY
   12,500   Sadia S.A.                                                $   33,517
                                                                    ------------
            INTEGRATED OIL
   54,504   Petroleo Brasileiro S.A.                                   1,206,473
                                                                    ------------
            MAJOR TELECOMMUNICATIONS
5,846,010   Brasil Telecom Participacoes S.A.                             46,802
                                                                    ------------
            OTHER METALS/MINERALS
   13,777   Companhia Vale do Rio Doce (Class A)                         610,186
                                                                    ------------
            PERSONNEL SERVICES
    9,556   Contax Participacoes S.A.                                     10,981
                                                                    ------------
            PULP & PAPER
   10,988   Aracruz Celulose S.A. (B Shares)                              60,241
    1,768   Votorantim Celulose e Papel S.A.                              28,571
                                                                    ------------
                                                                          88,812
                                                                    ------------
            REGIONAL BANKS
    8,000   Banco Bradesco S.A.                                          304,908
   10,530   Banco Itau Holding Financeira S.A.                           331,757
    1,950   Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)
               (Units) +                                                 154,733
                                                                    ------------
                                                                         791,398
                                                                    ------------
            SPECIALTY TELECOMMUNICATIONS
4,139,422   Embratel Participacoes S.A.                                   11,000
    6,556   Tele Norte Leste Participacoes S.A.                          118,658
                                                                    ------------
                                                                         129,658
                                                                    ------------
            STEEL
   40,500   Caemi Mineracao e Metalurgia S.A.                             74,465
    8,250   Gerdau S.A.                                                  142,444
    2,600   Usinas Siderurgicas de Minas Gerais S.A. (Class A)            98,971
                                                                    ------------
                                                                         315,880
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATIONS
    8,989   Vivo Participacoes S.A.*                                  $   37,187
                                                                      ----------
            Total Brazil                                               3,772,678
                                                                      ----------
            Germany (0.3%)
            ELECTRIC UTILITIES
    1,600   RWE AG NV                                                    124,828
                                                                      ----------
            HOUSEHOLD/PERSONAL CARE
    2,704   Henkel KGaA - Vorzug                                         325,171
                                                                      ----------
            MOTOR VEHICLES
      361   Porsche AG                                                   360,023
    4,658   Volkswagen AG                                                258,567
                                                                      ----------
                                                                         618,590
                                                                      ----------
            Total Germany                                              1,068,589
                                                                      ----------
            Russia (0.1%)
            OIL & GAS PRODUCTION
    3,300   Surgutneftegaz (Sponsored ADR)                               440,550
                                                                      ----------
            Total Preferred Stocks (COST $2,548,610)                   5,281,817
                                                                      ----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            Short-Term Investment (0.7%)
            Repurchase Agreement
$   2,785   Joint repurchase agreement account 4.78% due 05/01/06
               (dated 04/28/06; proceeds $2,786,109) (a)
               (COST $2,785,000)                                       2,785,000
                                                                       ---------

Total Investments
(COST $259,725,555)(b)(c)                                    98.7%   373,685,003
Other Assets in Excess of
Liabilities                                                   1.3      4,928,138
                                                            -----   ------------
Net Assets                                                  100.0%  $378,613,141
                                                            =====   ============

----------
ADR  AMERICAN DEPOSITARY RECEIPT.

GDR  GLOBAL DEPOSITARY RECEIPT.

*    NON-INCOME PRODUCING SECURITY.

** COMPRISED OF SECURITIES IN SEPARATE ENTITIES THAT ARE TRADED AS A SINGLE STAPLED SECURITY.

+ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.

++ SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $658 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.

#    ACQUIRED THROUGH CORPORATE ACTION. PENDING LISTING.

(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $114,421,741 IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS AND OPEN FUTURES CONTRACTS.

(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $117,858,027 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,898,579 RESULTING IN NET UNREALIZED APPRECIATION OF $113,959,448.

SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT APRIL 30, 2006:

NUMBER OF                    DESCRIPTION, DELIVERY      UNDERLYING FACE   UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR          AMOUNT AT VALUE   APPRECIATION
--------------------------------------------------------------------------------------
    12         Long          EURX DAX Index Future
                                  June 2006               $2,281,288        $ 52,936
    67         Long      FTSE/JSE Top 40 Index Future
                                  June 2006                2,134,115         229,362
    6          Long          TOPIX Index Future
                                  June 2006                  909,203          59,519
                                                                            --------
                         Total Unrealized Appreciation                      $341,817
                                                                            ========


                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2006:

                                                   UNREALIZED
    CONTRACTS         IN EXCHANGE     DELIVERY    APPRECIATION
    TO DELIVER            FOR           DATE     (DEPRECIATION)
--------------------------------------------------------------
CHF        70,000   $        56,392   05/02/06    $       (18)
GBP       185,000   $       337,090   05/02/06           (220)
GBP       911,375   $     1,660,043   05/04/06         (1,668)
$       2,470,078   AUD   3,331,955   05/19/06         59,276
$       2,507,000   AUD   3,399,553   05/19/06         73,668
$       7,476,889   EUR   6,252,886   05/19/06        423,571
$       2,584,706   GBP   1,495,260   05/19/06        142,438
$       1,165,992   GBP     673,229   05/19/06         61,883
$       3,516,538   HKD  27,253,167   05/19/06         (1,125)
HKD   100,288,882   $    12,941,698   05/19/06          5,337
JPY   171,890,772   $     1,482,865   05/19/06        (32,566)
$       6,329,057   JPY 730,797,200   05/19/06        113,829
$       6,413,131   JPY 742,833,000   05/19/06        135,865
$         893,787   JPY 103,432,639   05/19/06         18,100
JPY 1,140,050,981   $     9,823,876   05/19/06       (227,091)
JPY 2,087,089,124   $    17,683,000   05/19/06       (717,285)
$       2,274,810   EUR   1,896,117   06/15/06        124,954
$      20,674,237   EUR  17,232,408   06/15/06      1,135,443
$      19,418,897   EUR  16,164,498   06/15/06      1,039,216
$      13,587,317   EUR  11,329,704   06/15/06        751,783
EUR       770,175   $       923,940   06/15/06        (50,808)
EUR    41,535,543   $    49,811,084   06/15/06     (2,757,129)
EUR     6,200,664   $     7,438,069   06/15/06       (409,616)
$       6,537,554   EUR   5,444,650   06/15/06        353,303
$       7,283,236   JPY 856,545,000   06/15/06        297,345
$       1,794,676   ZAR  11,300,000   06/15/06         73,234
                                                  -----------
   Net Unrealized Appreciation                    $   611,719
                                                  ===========

CURRENCY ABBREVIATIONS:

AUD   AUSTRALIAN DOLLAR.
GBP   BRITISH POUND.
EUR   EURO.
HKD   HONG KONG DOLLAR.
JPY   JAPANESE YEN.
CHF   SWISS FRANC.
ZAR   SOUTH AFRICAN RAND.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
SUMMARY OF INVESTMENTS - APRIL 30, 2006 (UNAUDITED)

                                                                      PERCENT OF
INDUSTRY                                                 VALUE        NET ASSETS
--------------------------------------------------------------------------------
Major Banks                                            $44,318,745      11.7%
Integrated Oil                                          24,412,341       6.4
Pharmaceuticals: Major                                  21,410,283       5.7
Motor Vehicles                                          15,701,031       4.1
Financial Conglomerates                                 14,328,443       3.8
Electric Utilities                                      13,548,600       3.6
Other Metals/Minerals                                   11,482,820       3.0
Industrial Conglomerates                                11,085,575       2.9
Real Estate Development                                 10,033,002       2.6
Electronic Equipment/Instruments                         9,592,706       2.5
Multi-Line Insurance                                     9,537,863       2.5
Major Telecommunications                                 9,397,196       2.5
Regional Banks                                           8,293,412       2.2
Investment Banks/Brokers                                 7,931,169       2.1
Food: Major Diversified                                  7,226,267       1.9
Telecommunication Equipment                              6,305,624       1.7
Wireless Telecommunications                              5,837,107       1.5
Food Retail                                              4,997,002       1.3
Chemicals: Specialty                                     4,761,947       1.3
Chemicals: Major Diversified                             4,747,055       1.3
Wholesale Distributors                                   4,250,869       1.1
Industrial Machinery                                     4,210,481       1.1
Oil & Gas Production                                     4,140,773       1.1
Steel                                                    4,127,173       1.1
Beverages: Alcoholic                                     4,007,838       1.1
Construction Materials                                   3,773,348       1.0
Pharmaceuticals: Other                                   3,772,751       1.0
Engineering & Construction                               3,426,060       0.9
Electronics/Appliances                                   3,321,677       0.9
Life/Health Insurance                                    3,245,823       0.9
Electronic Components                                    3,089,075       0.8
Household/Personal Care                                  3,087,939       0.8
Oil Refining/Marketing                                   2,930,588       0.8
Railroads                                                2,913,590       0.8
Property - Casualty Insurers                             2,786,342       0.7
Repurchase Agreement                                     2,785,000       0.7
Packaged Software                                        2,736,635       0.7
Gas Distributors                                         2,735,714       0.7
Trucks/Construction/Farm Machinery                     $ 2,547,409       0.7%
Tobacco                                                  2,420,250       0.6
Aerospace & Defense                                      2,396,186       0.6
Electrical Products                                      2,342,181       0.6
Auto Parts: O.E.M.                                       2,322,293       0.6
Home Building                                            2,301,102       0.6
Department Stores                                        2,222,893       0.6
Information Technology Services                          2,204,213       0.6
Industrial Specialties                                   2,164,045       0.6
Air Freight/Couriers                                     2,059,126       0.5
Food: Specialty/Candy                                    1,997,490       0.5
Apparel/Footwear                                         1,974,339       0.5
Building Products                                        1,823,413       0.5
Other Transportation                                     1,740,363       0.5
Hotels/Resorts/Cruiselines                               1,679,414       0.4
Pulp & Paper                                             1,596,467       0.4
Electronic Production Equipment                          1,515,812       0.4
Semiconductors                                           1,458,358       0.4
Restaurants                                              1,448,995       0.4
Metal Fabrications                                       1,375,814       0.4
Publishing: Books/Magazines                              1,375,506       0.4
Apparel/Footwear Retail                                  1,369,770       0.4
Medical Specialties                                      1,358,572       0.4
Real Estate Investment Trusts                            1,342,208       0.4
Miscellaneous Commercial Services                        1,206,718       0.3
Automotive Aftermarket                                   1,077,187       0.3
Recreational Products                                      995,813       0.3
Marine Shipping                                            962,034       0.3
Water Utilities                                            937,085       0.2
Airlines                                                   900,336       0.2
Other Consumer Specialties                                 810,014       0.2
Broadcasting                                               795,745       0.2
Casino/Gaming                                              766,812       0.2
Finance/Rental/Leasing                                     735,342       0.2
Media Conglomerates                                        733,938       0.2
Textiles                                                   725,220       0.2

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  PERCENT OF
INDUSTRY                               VALUE      NET ASSETS
------------------------------------------------------------
Publishing: Newspapers             $    720,054       0.2%
Miscellaneous Manufacturing             671,406       0.2
Chemicals: Agricultural                 667,388       0.2
Electronics/Appliance Stores            656,594       0.2
Advertising/Marketing Services          648,146       0.2
Containers/Packaging                    588,064       0.2
Computer Processing Hardware            567,215       0.2
Commercial Printing/Forms               514,169       0.1
Oil & Gas Pipelines                     471,380       0.1
Internet Software/Services              458,624       0.1
Specialty Stores                        456,078       0.1
Precious Metals                         437,734       0.1
Medical/Nursing Services                374,931       0.1
Food: Meat/Fish/Dairy                   326,318       0.1
Movies/Entertainment                    311,172       0.1
Biotechnology                           304,590       0.1
Beverages: Non-Alcoholic                264,035       0.1
Cable/Satellite TV                      254,771       0.1
Aluminum                                245,787       0.1
Financial Publishing/
Services                                229,468       0.1
Food Distributors                       218,173       0.1
Discount Stores                         209,773       0.1
Specialty Telecommunications            209,398       0.1
Office Equipment/Supplies          $    193,661       0.1%
Banking                                 183,481       0.0
Medical Distributors                    183,040       0.0
Drugstore Chains                        180,076       0.0
Personnel Services                      146,988       0.0
Investment Managers                     132,826       0.0
Computer Peripherals                    131,194       0.0
Investment Trusts/Mutual Funds          115,919       0.0
Hospital/Nursing Management             111,460       0.0
Home Improvement Chains                 105,882       0.0
Other Consumer Services                  89,083       0.0
Agricultural Commodities/Milling         85,717       0.0
Tools/Hardware                           85,501       0.0
Oilfield Services/Equipment              50,262       0.0
Data Processing Services                 41,851       0.0
Trucking                                 36,824       0.0
Coal                                     33,643       0.0
                                   ------------      ----
                                   $373,685,003*     98.7%
                                   ============      ====

----------
* DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH UNDERLYING FACE AMOUNT OF $5,324,606 WITH NET UNREALIZED APPRECIATION OF $341,817 AND OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED APPRECIATION OF $611,719.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2006 (UNAUDITED)
Assets:
Investments in securities, at value (cost $259,725,555)           $ 373,685,003
Unrealized appreciation on open forward foreign currency
   contracts                                                          4,802,783
Cash (including $315,733 in foreign currency, at value
   with cost of $305,934 and $389,237 in segregation)                   705,517
Receivable for:
   Investments sold                                                   2,421,258
   Dividends                                                          1,338,521
   Variation margin                                                     439,023
   Compensated forward foreign currency contracts                       414,114
   Shares of beneficial interest sold                                   361,196
   Foreign withholding taxes reclaimed                                  225,658
   Interest                                                               1,109
Prepaid expenses and other assets                                        38,020
                                                                  -------------
   Total Assets                                                     384,432,202
                                                                  -------------
Liabilities:
Unrealized depreciation on open forward foreign currency
   contracts                                                          4,191,064
Payable for:
   Shares of beneficial interest redeemed                               764,069
   Compensated forward foreign currency contracts                       300,065
   Distribution fee                                                     200,900
   Investment advisory fee                                              195,992
   Transfer agent fee                                                    25,663
   Administration fee                                                    24,409
   Investments purchased                                                  4,585
Accrued expenses and other payables                                     112,314
                                                                  -------------
   Total Liabilities                                                  5,819,061
                                                                  -------------
   Net Assets                                                     $ 378,613,141
                                                                  =============
Composition of Net Assets:
Paid-in-capital                                                   $ 369,201,781
Net unrealized appreciation                                         115,014,781
Accumulated net investment loss                                      (1,300,010)
Accumulated net realized loss                                      (104,303,411)
                                                                  -------------
Net Assets                                                        $ 378,613,141
                                                                  =============
Class A Shares:
   Net Assets                                                     $ 139,533,549
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            10,765,099
   Net Asset Value Per Share                                      $       12.96
                                                                  =============
   Maximum Offering Price Per Share,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                $       13.68
                                                                  =============
Class B Shares:
   Net Assets                                                     $ 183,463,467
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            14,289,415
   Net Asset Value Per Share                                      $       12.84
                                                                  =============
Class C Shares:
Net Assets                                                        $  30,813,630
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             2,405,761
   Net Asset Value Per Share                                      $       12.81
                                                                  =============
Class D Shares:
Net Assets                                                        $  24,802,495
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             1,903,842
   Net Asset Value Per Share                                      $       13.03
                                                                  =============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

Net Investment Income:
Income
Dividends (net of $276,360 foreign withholding tax)                 $ 4,054,171
Interest                                                                120,637
                                                                    -----------
   Total Income                                                       4,174,808
                                                                    -----------
Expenses
Investment advisory fee                                               1,170,824
Distribution fee (Class A shares)                                       157,515
Distribution fee (Class B shares)                                       862,053
Distribution fee (Class C shares)                                       132,495
Transfer agent fees and expenses                                        321,333
Administration fee                                                      144,101
Custodian fees                                                          121,211
Shareholder reports and notices                                          89,367
Professional fees                                                        40,306
Registration fees                                                        29,534
Trustees' fees and expenses                                               2,262
Other                                                                    65,612
                                                                    -----------
   Total Expenses                                                     3,136,613
Less: amounts waived/reimbursed                                         (90,130)
Less: expense offset                                                       (670)
                                                                    -----------
   Net Expenses                                                       3,045,813
                                                                    -----------
   Net Investment Income                                              1,128,995
                                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments                                                          45,502,800
Futures contracts                                                       355,401
Foreign exchange transactions                                           (79,653)
                                                                    -----------
   Net Realized Gain                                                 45,778,548
                                                                    -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments                                                          29,289,194
Futures contracts                                                       393,157
Translation of forward foreign currency contracts, other
   assets and liabilities denominated in foreign currencies            (122,612)
                                                                    -----------
   Net Appreciation                                                  29,559,739
                                                                    -----------
   Net Gain                                                          75,338,287
                                                                    -----------
Net Increase                                                        $76,467,282
                                                                    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                                FOR THE SIX       FOR THE YEAR
                                                                                MONTHS ENDED          ENDED
                                                                               APRIL 30, 2006   OCTOBER 31, 2005
                                                                               --------------   ----------------
                                                                                (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                          $    1,128,995     $  4,567,420
Net realized gain                                                                  45,778,548       31,820,708
Net change in unrealized appreciation                                              29,559,739       36,769,719
                                                                               --------------     ------------
   Net Increase                                                                    76,467,282       73,157,847
                                                                               --------------     ------------

Dividends to Shareholders from Net Investment Income:
Class A shares                                                                     (2,410,830)      (1,047,932)
Class B shares                                                                     (1,853,783)        (769,484)
Class C shares                                                                       (338,879)        (106,040)
Class D shares                                                                       (496,509)      (2,076,588)
                                                                               --------------     ------------

   Total Dividends                                                                 (5,100,001)      (4,000,044)
                                                                               --------------     ------------

Net decrease from transactions in shares of beneficial interest                  (129,895,235)     (77,996,207)
                                                                               --------------     ------------

   Net Decrease                                                                   (58,527,954)      (8,838,404)

Net Assets:
Beginning of period                                                               437,141,095      445,979,499
                                                                               --------------     ------------
End of Period
(INCLUDING AN ACCUMULATED NET INVESTMENT LOSS OF $1,300,010 AND ACCUMULATED
   UNDISTRIBUTED NET INVESTMENT INCOME OF $2,670,996, RESPECTIVELY)            $  378,613,141     $437,141,095
                                                                               ==============     ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.05% of the average daily net assets of the fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,034,087 at April 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.97%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $91,523 and $713, respectively and received $55,575 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2006 aggregated $37,584,797 and $171,433,012, respectively. Included in the aforementioned transactions are sales of $114,190,174 with other Morgan Stanley funds, including realized gains of $30,745,070.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                              FOR THE SIX                 FOR THE YEAR
                                             MONTHS ENDED                    ENDED
                                            APRIL 30, 2006              OCTOBER 31, 2005
                                     ---------------------------   -------------------------
                                             (UNAUDITED)
                                        SHARES         AMOUNT        SHARES         AMOUNT
                                     -----------   -------------   ----------   ------------
CLASS A SHARES
Sold                                   2,058,786   $  24,161,917    3,595,078   $ 36,126,830
Conversion from Class B                  255,529       3,072,857    1,883,593     18,568,503
Reinvestment of dividends                206,798       2,345,089      104,282      1,035,517
Redeemed                              (2,566,261)    (30,286,428)  (3,882,885)   (39,231,669)
                                     -----------   -------------   ----------   ------------
Net increase (decrease) -- Class A       (45,148)       (706,565)   1,700,068     16,499,181
                                     -----------   -------------   ----------   ------------
CLASS B SHARES
Sold                                   1,005,576      11,771,847    1,622,872     16,071,848
Conversion to Class A                   (257,770)     (3,072,857)  (1,903,425)   (18,568,503)
Reinvestment of dividends                146,771       1,652,647       69,959        689,091
Redeemed                              (2,150,197)    (25,026,984)  (5,633,706)   (56,144,759)
                                     -----------   -------------   ----------   ------------
Net decrease -- Class B               (1,255,620)    (14,675,347)  (5,844,300)   (57,952,323)
                                     -----------   -------------   ----------   ------------
CLASS C SHARES
Sold                                     452,184       5,119,697      214,201      2,116,614
Reinvestment of dividends                 27,741         311,530        9,864         97,057
Redeemed                                (242,300)     (2,828,803)    (763,836)    (7,543,916)
                                     -----------   -------------   ----------   ------------
Net increase (decrease) -- Class C       237,625       2,602,424     (539,771)    (5,330,245)
                                     -----------   -------------   ----------   ------------
CLASS D SHARES
Sold                                     104,801       1,236,086    1,200,361     12,017,377
Reinvestment of dividends                 37,562         427,455      177,714      1,770,033
Redeemed                             (10,747,193)   (118,779,288)  (4,437,463)   (45,000,230)
                                     -----------   -------------   ----------   ------------
Net decrease -- Class D              (10,604,830)   (117,115,747)  (3,059,388)   (31,212,820)
                                     -----------   -------------   ----------   ------------
Net decrease in Fund                 (11,667,973)  $(129,895,235)  (7,743,391)  $(77,996,207)
                                     ===========   =============   ==========   ============

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the securities underlying the futures contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2006, investments in securities of issuers in Japan and United Kingdom represented 29.7% and 19.8%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At April 30, 2006, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

7. Expense Offset

The expense offset represents a reduction of the custodian and transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2005, the Fund had a net capital loss carryforward of $144,220,196 of which $89,773,119 will expire on October 31, 2010, and
$54,447,077 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2005, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies (PFICs), foreign tax credit pass-through and capital loss deferrals on wash sales.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX                   FOR THE YEAR ENDED OCTOBER 31,
                                              MONTHS ENDED       -------------------------------------------------
                                             APRIL 30, 2006        2005      2004       2003      2002       2001
                                             --------------      --------   -------   -------   -------    -------
                                              (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period           $  10.70          $   9.19   $  8.03   $  6.70   $  7.77    $ 10.29
                                               --------          --------   -------   -------   -------    -------
Income (loss) from investment operations:
   Net investment income++                         0.06              0.13      0.06      0.08      0.04       0.06
   Net realized and unrealized gain (loss)         2.42              1.50      1.20      1.33     (1.03)     (2.07)
                                               --------          --------   -------   -------   -------    -------
Total income (loss) from investment
   operations                                      2.48              1.63      1.26      1.41     (0.99)     (2.01)
                                               --------          --------   -------   -------   -------    -------
Less dividends and distributions from:
   Net investment income                          (0.22)            (0.12)    (0.10)    (0.08)    (0.08)        --
   Net realized gain                                 --                --        --        --        --      (0.51)
                                               --------          --------   -------   -------   -------    -------
Total dividends and distributions                 (0.22)            (0.12)    (0.10)    (0.08)    (0.08)     (0.51)
                                               --------          --------   -------   -------   -------    -------
Net asset value, end of period                 $  12.96          $  10.70   $  9.19   $  8.03   $  6.70    $  7.77
                                               ========          ========   =======   =======   =======    =======
Total Return+                                     23.50%(1)         17.65%    15.89%    21.31%   (12.93)%   (20.36)%
Ratios to Average Net Assets(3):
Expenses                                           1.30%(2)(5)       1.30%     1.57%     1.58%     1.56%      1.46%(4)
Net investment income                              1.02%(2)(5)       1.27%     0.67%     1.02%     0.54%      0.73%
Supplemental Data:
Net assets, end of period, in thousands        $139,534          $115,680   $83,766   $63,422   $44,373    $37,974
Portfolio turnover rate                              10%(1)            22%       33%       43%       39%        37%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

(5) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.35% AND 0.97%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                    FOR THE YEAR ENDED OCTOBER 31,
                                              MONTHS ENDED       --------------------------------------------------------
                                             APRIL 30, 2006        2005       2004        2003        2002         2001
                                             --------------      --------   --------    --------    --------     --------
                                               (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period           $  10.55          $   9.06   $   7.93    $   6.58    $   7.62     $  10.19
                                               --------          --------   --------    --------    --------     --------
Income (loss) from investment operations:
   Net investment income (loss)++                  0.02              0.05      (0.01)       0.01       (0.02)        0.00
   Net realized and unrealized gain (loss)         2.39              1.48       1.19        1.34       (1.02)       (2.06)
                                               --------          --------   --------    --------    --------     --------
Total income (loss) from investment
   operations                                      2.41              1.53       1.18        1.35       (1.04)       (2.06)
                                               --------          --------   --------    --------    --------     --------
Less dividends and distributions from:
   Net investment income                          (0.12)            (0.04)     (0.05)         --          --           --
   Net realized gain                                 --                --         --          --          --        (0.51)
                                               --------          --------   --------    --------    --------     --------
Total dividends and distributions                 (0.12)            (0.04)     (0.05)         --          --        (0.51)
                                               --------          --------   --------    --------    --------     --------
Net asset value, end of period                 $  12.84          $  10.55   $   9.06    $   7.93    $   6.58     $   7.62
                                               ========          ========   ========    ========    ========     ========
Total Return+                                     23.04%(1)         16.88%     14.87%      20.52%     (13.65)%     (21.08)%
Ratios to Average Net Assets(3):
Expenses                                           2.05%(2)(5)       2.05%      2.33%       2.37%       2.32%        2.24%(4)
Net investment income (loss)                       0.27%(2)(5)       0.52%     (0.09)%      0.23%      (0.22)%      (0.06)%
Supplemental Data:
Net assets, end of period, in thousands        $183,463          $163,974   $193,796    $205,544    $217,216     $340,158
Portfolio turnover rate                              10%(1)            22%        33%         43%         39%          37%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

(5) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 2.10% AND 0.22%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                     FOR THE YEAR ENDED OCTOBER 31,
                                             MONTHS ENDED          -------------------------------------------------
                                            APRIL 30, 2006           2005      2004       2003      2002       2001
                                            --------------         -------   -------    -------   -------    -------
                                             (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period               $ 10.54         $  9.06   $  7.92    $  6.59    $ 7.62    $ 10.19
                                                   -------         -------   -------    -------   -------    -------
Income (loss) from investment operations:
   Net investment income (loss)++                     0.02            0.05     (0.01)      0.01     (0.01)     (0.01)
   Net realized and unrealized gain (loss)            2.39            1.47      1.20       1.33     (1.02)     (2.05)
                                                   -------         -------   -------    -------   -------    -------
Total income (loss) from investment
operations                                            2.41            1.52      1.19       1.34     (1.03)     (2.06)
                                                   -------         -------   -------    -------   -------    -------
Less dividends and distributions from:
   Net investment income                             (0.14)          (0.04)    (0.05)     (0.01)       --         --
   Net realized gain                                    --              --        --         --        --      (0.51)
                                                   -------         -------   -------    -------   -------    -------
Total dividends and distributions                    (0.14)          (0.04)    (0.05)     (0.01)       --      (0.51)
                                                   -------         -------   -------    -------   -------    -------
Net asset value, end of period                     $ 12.81         $ 10.54   $  9.06    $  7.92    $ 6.59    $  7.62
                                                   =======         =======   =======    =======    ======    =======
Total Return+                                        23.10%(1)       16.81%    15.03%     20.40%   (13.52)%   (21.08)%
Ratios to Average Net Assets(3):
Expenses                                              2.02%(2)(5)     2.05%     2.31%      2.37%     2.18%      2.24%(4)
Net investment income (loss)                          0.30%(2)(5)     0.52%    (0.07)%     0.23%    (0.08)%    (0.06)%
Supplemental Data:
Net assets, end of period, in thousands            $30,814         $22,856   $24,527    $25,471   $26,195    $39,079
Portfolio turnover rate                                 10%(1)          22%       33%        43%       39%        37%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

(5) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 2.07% AND 0.25%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                   FOR THE YEAR ENDED OCTOBER 31,
                                             MONTHS ENDED       ----------------------------------------------------
                                            APRIL 30, 2006        2005      2004        2003       2002       2001
                                            -------------       --------   --------   --------   --------   --------
                                             (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period            $ 10.76         $   9.24   $   8.07     $ 6.73     $ 7.80   $  10.32
                                                -------         --------   --------     ------     ------   --------
Income (loss) from
investment operations:
   Net investment income++                         0.06             0.15       0.08       0.08       0.06       0.08
   Net realized and
unrealized gain (loss)                             2.46             1.51       1.20       1.36      (1.04)     (2.09)
                                                -------         --------   --------     ------     ------   --------
Total income (loss) from investment
operations                                         2.52             1.66       1.28       1.44      (0.98)     (2.01)
                                                -------         --------   --------     ------     ------   --------
Less dividends and distributions from:
   Net investment income                          (0.25)           (0.14)     (0.11)     (0.10)     (0.09)        --
   Net realized gain                                 --               --         --         --         --      (0.51)
                                                -------         --------   --------     ------     ------   --------
Total dividends and distributions                 (0.25)           (0.14)     (0.11)     (0.10)     (0.09)     (0.51)
                                                -------         --------   --------     ------     ------   --------
Net asset value, end of period                  $ 13.03         $  10.76   $   9.24     $ 8.07     $ 6.73   $   7.80
                                                =======         ========   ========     ======     ======   ========
Total Return+                                     23.71%(1)        18.03%     15.97%     21.68%    (12.70)%   (20.30)%
Ratios to Average Net Assets(3):
Expenses                                           1.05%(2)(5)      1.05%      1.33%      1.37%      1.32%      1.24%(4)
Net investment income                              1.27%(2)(5)      1.52%      0.91%      1.23%      0.78%      0.94%
Supplemental Data:
Net assets, end of period,
in thousands                                    $24,802         $134,631   $143,890   $132,544   $120,329   $124,065
Portfolio turnover rate                              10%(1)           22%        33%        43%        39%        37%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

(5) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.10% AND 1.22%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2006 Morgan Stanley

[Morgan Stanley LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
International Fund

Semiannual Report
April 30, 2006

[Morgan Stanley LOGO]

INLRPT-36075RPT-RA06-00498P-Y04/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 30, 2006